UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

June 30, 2022

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	58.1%
U.S. Treasury Securities	15.1%
Corporate Bonds	10.0%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Asset-Backed Securities	2.7%
Collateralized Loan Obligations	2.2%
Collateralized Mortgage Obligations	2.1%
Commercial Mortgage-Backed Securities	0.9%
Exchange-Traded Funds	0.8%
Municipal Securities	0.6%
U.S. Government Agency Securities	0.2%
Bank Loan Obligations	0.1%
Sovereign Governments and Agencies	—*
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.8)%
*Category is less than 0.05% of total net assets.

Top Five Common Stocks Industries*	% of net assets
Software	6.0%
Health Care Providers and Services	3.0%
Interactive Media and Services	3.0%
Capital Markets	2.7%
Technology Hardware, Storage and Peripherals	2.7%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$819.90	$3.70	0.82%
Class II	$1,000	$818.90	$4.83	1.07%
Hypothetical
Class I	$1,000	$1,020.73	$4.11	0.82%
Class II	$1,000	$1,019.49	$5.36	1.07%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.1%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	5,490	$2,360,480
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	13,033	2,379,044
Auto Components — 0.4%
Aptiv PLC(1)	15,219	1,355,556
Automobiles — 0.9%
Tesla, Inc.(1)	4,200	2,828,364
Banks — 1.8%
Bank of America Corp.	28,303	881,073
JPMorgan Chase & Co.	23,395	2,634,511
Regions Financial Corp.	128,515	2,409,656
		5,925,240
Beverages — 1.0%
PepsiCo, Inc.	19,782	3,296,868
Biotechnology — 1.1%
AbbVie, Inc.	14,130	2,164,151
Amgen, Inc.	3,304	803,863
Vertex Pharmaceuticals, Inc.(1)	2,511	707,575
		3,675,589
Building Products — 0.9%
Johnson Controls International PLC	38,249	1,831,362
Masco Corp.	19,500	986,700
		2,818,062
Capital Markets — 2.7%
Ameriprise Financial, Inc.	4,931	1,172,000
BlackRock, Inc.	2,865	1,744,900
Intercontinental Exchange, Inc.	8,163	767,648
Morgan Stanley	37,572	2,857,726
S&P Global, Inc.	5,977	2,014,608
		8,556,882
Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,540	851,299
Ecolab, Inc.	5,654	869,359
Linde PLC	8,708	2,503,812
Sherwin-Williams Co.	2,131	477,152
		4,701,622
Communications Equipment — 1.1%
Cisco Systems, Inc.	81,423	3,471,877
Consumer Finance — 0.4%
American Express Co.	9,622	1,333,802
Containers and Packaging — 0.4%
Ball Corp.	19,974	1,373,612
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	52,719	2,675,489
Electric Utilities — 1.2%
NextEra Energy, Inc.	50,966	3,947,826

	Shares/ Principal Amount	Value
Electrical Equipment — 0.7%
Eaton Corp. PLC	10,051	$1,266,325
Generac Holdings, Inc.(1)	2,401	505,603
Rockwell Automation, Inc.	3,056	609,091
		2,381,019
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	10,961	1,727,015
Cognex Corp.	12,452	529,459
Keysight Technologies, Inc.(1)	11,412	1,573,144
		3,829,618
Energy Equipment and Services — 1.2%
Schlumberger NV	105,277	3,764,706
Entertainment — 0.7%
Electronic Arts, Inc.	6,828	830,626
Walt Disney Co.(1)	16,470	1,554,768
		2,385,394
Equity Real Estate Investment Trusts (REITs) — 1.3%
Prologis, Inc.	34,533	4,062,807
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	2,602	1,247,087
Sysco Corp.	29,281	2,480,393
		3,727,480
Food Products — 0.5%
Mondelez International, Inc., Class A	25,572	1,587,765
Vital Farms, Inc.(1)	8,510	74,463
		1,662,228
Health Care Equipment and Supplies — 0.8%
Edwards Lifesciences Corp.(1)	19,606	1,864,335
Medtronic PLC	4,588	411,773
ResMed, Inc.	1,913	401,022
		2,677,130
Health Care Providers and Services — 3.0%
Cigna Corp.	11,111	2,927,971
CVS Health Corp.	23,947	2,218,929
Humana, Inc.	2,207	1,033,030
UnitedHealth Group, Inc.	7,065	3,628,796
		9,808,726
Hotels, Restaurants and Leisure — 0.6%
Booking Holdings, Inc.(1)	660	1,154,334
Chipotle Mexican Grill, Inc.(1)	305	398,714
Expedia Group, Inc.(1)	5,318	504,306
		2,057,354
Household Products — 1.0%
Colgate-Palmolive Co.	12,135	972,499
Procter & Gamble Co.	16,540	2,378,286
		3,350,785
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	9,555	1,660,755
Insurance — 1.3%
Marsh & McLennan Cos., Inc.	8,556	1,328,319
Prudential Financial, Inc.	15,020	1,437,114

	Shares/ Principal Amount	Value
Travelers Cos., Inc.	8,070	$1,364,879
		4,130,312
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	3,833	8,353,104
Alphabet, Inc., Class C(1)	592	1,294,970
		9,648,074
Internet and Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	50,460	5,359,357
IT Services — 2.5%
Accenture PLC, Class A	8,077	2,242,579
Mastercard, Inc., Class A	7,282	2,297,325
Visa, Inc., Class A	17,713	3,487,513
		8,027,417
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	14,954	1,776,086
Thermo Fisher Scientific, Inc.	3,956	2,149,216
		3,925,302
Machinery — 1.2%
Cummins, Inc.	7,374	1,427,090
Deere & Co.	2,163	647,754
Parker-Hannifin Corp.	4,465	1,098,613
Xylem, Inc.	9,658	755,062
		3,928,519
Media — 0.3%
Comcast Corp., Class A	21,137	829,416
Multiline Retail — 0.2%
Target Corp.	5,040	711,799
Oil, Gas and Consumable Fuels — 1.2%
ConocoPhillips	43,663	3,921,374
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	3,296	839,392
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	35,740	2,751,980
Merck & Co., Inc.	23,797	2,169,573
Novo Nordisk A/S, B Shares	11,717	1,299,442
Zoetis, Inc.	10,301	1,770,639
		7,991,634
Road and Rail — 0.8%
Norfolk Southern Corp.	5,074	1,153,269
Uber Technologies, Inc.(1)	13,154	269,131
Union Pacific Corp.	4,738	1,010,521
		2,432,921
Semiconductors and Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(1)	13,311	1,017,892
Analog Devices, Inc.	14,060	2,054,026
Applied Materials, Inc.	14,293	1,300,377
ASML Holding NV	2,330	1,100,780
NVIDIA Corp.	19,554	2,964,191
		8,437,266
Software — 6.0%
Adobe, Inc.(1)	2,769	1,013,620

	Shares/ Principal Amount	Value
Cadence Design Systems, Inc.(1)	3,912	$586,918
Microsoft Corp.	59,964	15,400,554
Salesforce, Inc.(1)	7,799	1,287,147
ServiceNow, Inc.(1)	1,191	566,344
Workday, Inc., Class A(1)	2,466	344,204
		19,198,787
Specialty Retail — 1.7%
Home Depot, Inc.	11,594	3,179,886
TJX Cos., Inc.	27,124	1,514,875
Tractor Supply Co.	3,417	662,386
		5,357,147
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	62,583	8,556,348
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	2,083	531,894
NIKE, Inc., Class B	12,679	1,295,794
		1,827,688
TOTAL COMMON STOCKS (Cost $184,198,554)		187,191,068
U.S. TREASURY SECURITIES — 15.1%
U.S. Treasury Bonds, 5.00%, 5/15/37	$100,000	123,699
U.S. Treasury Bonds, 4.375%, 2/15/38	400,000	465,922
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	522,754
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	714,539
U.S. Treasury Bonds, 1.875%, 2/15/41	600,000	470,824
U.S. Treasury Bonds, 3.75%, 8/15/41	100,000	105,152
U.S. Treasury Bonds, 2.00%, 11/15/41	1,000,000	794,609
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	96,066
U.S. Treasury Bonds, 2.375%, 2/15/42	900,000	763,453
U.S. Treasury Bonds, 3.00%, 5/15/42	1,300,000	1,219,766
U.S. Treasury Bonds, 3.25%, 5/15/42	1,100,000	1,073,875
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	492,959
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	273,820
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	509,344
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	186,000
U.S. Treasury Bonds, 2.75%, 8/15/47	100,000	89,469
U.S. Treasury Bonds, 3.375%, 11/15/48	900,000	914,871
U.S. Treasury Bonds, 2.25%, 8/15/49	600,000	492,586
U.S. Treasury Bonds, 2.375%, 11/15/49	750,000	633,809
U.S. Treasury Bonds, 2.00%, 2/15/50	200,000	155,078
U.S. Treasury Bonds, 2.375%, 5/15/51	1,400,000	1,182,398
U.S. Treasury Bonds, 2.00%, 8/15/51	1,100,000	850,652
U.S. Treasury Bonds, 1.875%, 11/15/51	100,000	75,063
U.S. Treasury Bonds, 2.25%, 2/15/52	900,000	740,953
U.S. Treasury Bonds, 2.875%, 5/15/52	200,000	188,953
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	779,961	779,608
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	1,126,345	1,109,495
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	97,992
U.S. Treasury Notes, 0.75%, 11/15/24	3,000,000	2,845,078
U.S. Treasury Notes, 1.00%, 12/15/24	3,500,000	3,333,887
U.S. Treasury Notes, 1.125%, 1/15/25	500,000	476,914
U.S. Treasury Notes, 1.50%, 2/15/25	3,600,000	3,460,641

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.75%, 3/15/25	$1,500,000	$1,450,371
U.S. Treasury Notes, 2.875%, 6/15/25	2,000,000	1,992,188
U.S. Treasury Notes, 0.25%, 8/31/25	900,000	824,238
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,224,691
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	661,992
U.S. Treasury Notes, 1.125%, 2/28/27	1,800,000	1,649,461
U.S. Treasury Notes, 1.875%, 2/28/27	700,000	664,522
U.S. Treasury Notes, 2.50%, 3/31/27	1,000,000	975,781
U.S. Treasury Notes, 2.75%, 4/30/27	1,200,000	1,183,922
U.S. Treasury Notes, 2.625%, 5/31/27	1,500,000	1,471,816
U.S. Treasury Notes, 0.625%, 12/31/27	1,300,000	1,139,430
U.S. Treasury Notes, 1.25%, 3/31/28	400,000	361,438
U.S. Treasury Notes, 1.25%, 4/30/28	800,000	721,750
U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	989,699
U.S. Treasury Notes, 1.50%, 11/30/28	1,200,000	1,089,844
U.S. Treasury Notes, 1.875%, 2/28/29	1,000,000	929,648
U.S. Treasury Notes, 2.375%, 3/31/29	1,200,000	1,148,883
U.S. Treasury Notes, 2.875%, 4/30/29	2,000,000	1,976,875
U.S. Treasury Notes, 1.875%, 2/15/32	1,300,000	1,177,922
U.S. Treasury Notes, 2.875%, 5/15/32	1,800,000	1,780,031
TOTAL U.S. TREASURY SECURITIES (Cost $51,795,230)		48,654,731
CORPORATE BONDS — 10.0%
Aerospace and Defense — 0.1%
Boeing Co., 5.15%, 5/1/30	90,000	86,465
Boeing Co., 5.81%, 5/1/50	60,000	55,217
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	207,454
		349,136
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	115,000	91,041
Airlines — 0.1%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	53,849	47,583
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	196,000	185,297
		232,880
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	100,000	64,690
Automobiles — 0.2%
General Motors Co., 5.15%, 4/1/38	130,000	113,560
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	257,469
General Motors Financial Co., Inc., 2.40%, 10/15/28	108,000	89,788
Toyota Motor Credit Corp., 1.90%, 4/6/28	140,000	124,561
		585,378
Banks — 1.5%
Banco Santander SA, 5.18%, 11/19/25	200,000	200,237
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	173,737
Bank of America Corp., VRN, 3.38%, 4/2/26	145,000	140,740
Bank of America Corp., VRN, 2.55%, 2/4/28	90,000	81,921
Bank of America Corp., VRN, 3.42%, 12/20/28	446,000	415,748
Bank of America Corp., VRN, 2.88%, 10/22/30	241,000	210,650
Bank of America Corp., VRN, 2.48%, 9/21/36	120,000	93,203
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	200,000	174,251

	Shares/ Principal Amount	Value
Bank of Montreal, 3.70%, 6/7/25	$70,000	$69,478
Citigroup, Inc., VRN, 0.78%, 10/30/24	30,000	28,619
Citigroup, Inc., VRN, 2.01%, 1/25/26	245,000	229,802
Citigroup, Inc., VRN, 3.07%, 2/24/28	164,000	152,251
Citigroup, Inc., VRN, 4.66%, 5/24/28	60,000	59,590
Citigroup, Inc., VRN, 3.52%, 10/27/28	249,000	232,866
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	200,000	178,171
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	102,000	99,544
FNB Corp., 2.20%, 2/24/23	140,000	138,465
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	200,000	191,854
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	80,000	65,774
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	105,000	93,614
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	257,000	238,311
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	224,000	192,848
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	155,000	132,154
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	74,000	61,557
National Australia Bank Ltd., 2.33%, 8/21/30(3)	250,000	201,205
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	53,000	51,256
Societe Generale SA, 4.35%, 6/13/25(3)	165,000	164,705
Toronto-Dominion Bank, 4.46%, 6/8/32	59,000	58,396
Truist Financial Corp., VRN, 4.12%, 6/6/28	55,000	54,218
US Bancorp, VRN, 2.49%, 11/3/36	140,000	114,239
Wells Fargo & Co., VRN, 3.53%, 3/24/28	81,000	76,791
Wells Fargo & Co., VRN, 3.07%, 4/30/41	210,000	162,942
Wells Fargo & Co., VRN, 4.61%, 4/25/53	61,000	56,552
Westpac Banking Corp., VRN, 2.89%, 2/4/30	70,000	66,407
		4,662,096
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	155,391
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	244,408
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	60,000	56,213
		456,012
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29	145,000	133,507
AbbVie, Inc., 4.40%, 11/6/42	80,000	72,865
Amgen, Inc., 1.65%, 8/15/28	190,000	163,058
CSL Finance PLC, 4.25%, 4/27/32(3)	93,000	91,038
		460,468
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	60,000	46,469
Capital Markets — 1.3%
Ameriprise Financial, Inc., 4.50%, 5/13/32	69,000	67,922
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	183,000	156,807
Blackstone Private Credit Fund, 3.25%, 3/15/27(3)	107,000	90,867
Blackstone Secured Lending Fund, 2.85%, 9/30/28	68,000	54,837
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	33,000	25,506
Blue Owl Finance LLC, 4.125%, 10/7/51(3)	62,000	41,285
Coinbase Global, Inc., 3.375%, 10/1/28(3)	14,000	8,852
Deutsche Bank AG, VRN, 3.96%, 11/26/25	215,000	207,957
Deutsche Bank AG, VRN, 2.31%, 11/16/27	150,000	129,562
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	179,371

	Shares/ Principal Amount	Value
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	$313,000	$301,129
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	581,000	514,592
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	128,000	120,815
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	49,461
Hercules Capital, Inc., 2.625%, 9/16/26	109,000	94,251
Hercules Capital, Inc., 3.375%, 1/20/27	41,000	35,928
Intercontinental Exchange, Inc., 4.35%, 6/15/29	45,000	44,397
Main Street Capital Corp., 3.00%, 7/14/26	51,000	44,568
Moody's Corp., 2.55%, 8/18/60	88,000	55,038
Morgan Stanley, VRN, 0.53%, 1/25/24	410,000	402,025
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	183,656
Morgan Stanley, VRN, 2.63%, 2/18/26	402,000	384,034
Morgan Stanley, VRN, 2.48%, 9/16/36	54,000	41,579
Owl Rock Capital Corp., 3.40%, 7/15/26	44,000	38,702
Owl Rock Capital Corp., 2.625%, 1/15/27	73,000	61,222
Owl Rock Core Income Corp., 5.50%, 3/21/25(3)	13,000	12,493
Owl Rock Core Income Corp., 3.125%, 9/23/26(3)	204,000	176,173
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(3)	111,000	111,397
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	22,000	20,707
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	109,000	92,126
Prospect Capital Corp., 3.71%, 1/22/26	96,000	85,157
Prospect Capital Corp., 3.44%, 10/15/28	48,000	36,822
UBS Group AG, VRN, 1.49%, 8/10/27(3)	220,000	192,672
		4,061,910
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	130,000	127,062
CF Industries, Inc., 4.95%, 6/1/43	80,000	72,801
		199,863
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	98,789
Waste Connections, Inc., 3.20%, 6/1/32	168,000	149,969
Waste Management, Inc., 2.50%, 11/15/50	50,000	33,740
		282,498
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	127,978
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	116,000	91,744
Martin Marietta Materials, Inc., 2.40%, 7/15/31	130,000	106,345
		198,089
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	150,000	126,490
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	61,000	48,242
Ally Financial, Inc., 4.75%, 6/9/27	84,000	80,743
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	76,000	70,476
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	25,000	23,192
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(3)	113,000	92,210
Capital One Financial Corp., VRN, 4.93%, 5/10/28	45,000	44,604
SLM Corp., 3.125%, 11/2/26	125,000	101,108
		587,065

	Shares/ Principal Amount	Value
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	$157,000	$141,345
WRKCo, Inc., 3.00%, 9/15/24	72,000	70,413
		211,758
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	94,874
Novant Health, Inc., 3.17%, 11/1/51	85,000	66,219
Pepperdine University, 3.30%, 12/1/59	105,000	78,184
		239,277
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	158,000	142,255
Corebridge Financial, Inc., 3.85%, 4/5/29(3)	79,000	73,079
Corebridge Financial, Inc., 4.35%, 4/5/42(3)	36,000	30,770
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	187,054
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	250,000	194,281
		627,439
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 4.35%, 3/1/29	330,000	325,145
AT&T, Inc., 4.50%, 5/15/35	74,000	70,428
AT&T, Inc., 4.90%, 8/15/37	135,000	134,701
AT&T, Inc., 4.55%, 3/9/49	165,000	150,372
AT&T, Inc., 3.55%, 9/15/55	63,000	47,307
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	174,022
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	273,492
Verizon Communications, Inc., 4.33%, 9/21/28	113,000	112,502
Verizon Communications, Inc., 1.75%, 1/20/31	125,000	100,520
Verizon Communications, Inc., 3.40%, 3/22/41	90,000	73,425
Verizon Communications, Inc., 4.86%, 8/21/46	85,000	83,851
		1,545,765
Electric Utilities — 0.6%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	108,226
Baltimore Gas & Electric Co., 2.25%, 6/15/31	81,000	69,037
Baltimore Gas & Electric Co., 4.55%, 6/1/52	58,000	56,320
Commonwealth Edison Co., 3.20%, 11/15/49	115,000	90,472
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	47,282
Duke Energy Corp., 2.55%, 6/15/31	60,000	49,910
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	99,656
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	26,048
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	132,692
Duke Energy Progress LLC, 4.15%, 12/1/44	115,000	103,107
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	41,711
Exelon Corp., 4.45%, 4/15/46	60,000	54,345
Exelon Corp., 4.10%, 3/15/52(3)	27,000	23,344
Florida Power & Light Co., 2.45%, 2/3/32	84,000	73,288
Florida Power & Light Co., 4.125%, 2/1/42	69,000	65,040
Indiana Michigan Power Co., 3.25%, 5/1/51	57,000	43,301
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	104,720
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	128,000	131,254
Northern States Power Co., 3.20%, 4/1/52	90,000	70,937
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	40,362
PacifiCorp, 3.30%, 3/15/51	100,000	78,402

	Shares/ Principal Amount	Value
Public Service Co. of Colorado, 1.875%, 6/15/31	$108,000	$90,390
Public Service Electric & Gas Co., 3.10%, 3/15/32	102,000	93,815
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	120,000	94,984
Union Electric Co., 3.90%, 4/1/52	84,000	74,101
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	110,392
Xcel Energy, Inc., 4.60%, 6/1/32	48,000	47,651
		2,020,787
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	120,000	105,746
Entertainment — 0.1%
Magallanes, Inc., 3.76%, 3/15/27(3)	88,000	82,618
Magallanes, Inc., 5.05%, 3/15/42(3)	57,000	48,583
Magallanes, Inc., 5.14%, 3/15/52(3)	120,000	100,879
Netflix, Inc., 4.875%, 4/15/28	114,000	107,523
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	70,000	65,791
		405,394
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.55%, 7/15/27	110,000	103,227
American Tower Corp., 3.95%, 3/15/29	25,000	23,297
Broadstone Net Lease LLC, 2.60%, 9/15/31	63,000	51,448
Corporate Office Properties LP, 2.00%, 1/15/29	95,000	76,665
EPR Properties, 4.75%, 12/15/26	64,000	60,192
EPR Properties, 4.95%, 4/15/28	177,000	162,979
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	150,000	147,074
LXP Industrial Trust, 2.375%, 10/1/31	80,000	61,938
National Retail Properties, Inc., 4.80%, 10/15/48	96,000	88,820
Office Properties Income Trust, 2.40%, 2/1/27	87,000	71,160
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	76,000	58,886
Rexford Industrial Realty LP, 2.15%, 9/1/31	151,000	118,870
SBA Tower Trust, 3.45%, 3/15/48(3)	244,000	242,047
STORE Capital Corp., 4.625%, 3/15/29	56,000	54,703
STORE Capital Corp., 2.70%, 12/1/31	71,000	56,938
Tanger Properties LP, 2.75%, 9/1/31	78,000	61,168
		1,439,412
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	173,000	184,635
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	154,069
Kraft Heinz Foods Co., 5.00%, 6/4/42	132,000	120,817
Mondelez International, Inc., 2.75%, 4/13/30	79,000	69,458
		344,344
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	173,000	155,068
Baxter International, Inc., 2.54%, 2/1/32	250,000	211,285
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	292,092
		658,445
Health Care Providers and Services — 0.4%
Centene Corp., 2.45%, 7/15/28	190,000	158,980
Centene Corp., 4.625%, 12/15/29	85,000	79,512
Centene Corp., 3.375%, 2/15/30	136,000	115,724
CVS Health Corp., 1.75%, 8/21/30	100,000	80,181

	Shares/ Principal Amount	Value
CVS Health Corp., 4.78%, 3/25/38	$30,000	$28,445
CVS Health Corp., 5.05%, 3/25/48	85,000	81,489
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	27,374
HCA, Inc., 2.375%, 7/15/31	80,000	62,464
HCA, Inc., 3.50%, 7/15/51	120,000	82,183
Humana, Inc., 2.15%, 2/3/32	398,000	322,631
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	78,521
Universal Health Services, Inc., 1.65%, 9/1/26(3)	147,000	127,597
Universal Health Services, Inc., 2.65%, 10/15/30(3)	150,000	120,114
		1,365,215
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	130,000	112,292
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	86,143
Safehold Operating Partnership LP, 2.85%, 1/15/32	155,000	124,693
		210,836
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32	251,000	252,462
Insurance — 0.3%
Alleghany Corp., 3.25%, 8/15/51	80,000	58,293
American International Group, Inc., 6.25%, 5/1/36	106,000	119,301
Athene Global Funding, 3.21%, 3/8/27(3)	40,000	36,411
Athene Global Funding, 1.99%, 8/19/28(3)	117,000	97,254
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	77,000	66,526
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	82,000	65,318
Guardian Life Global Funding, 1.625%, 9/16/28(3)	169,000	140,851
Hill City Funding Trust, 4.05%, 8/15/41(3)	147,000	108,414
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	111,000	102,705
RGA Global Funding, 2.70%, 1/18/29(3)	150,000	132,840
Sammons Financial Group, Inc., 4.75%, 4/8/32(3)	58,000	52,860
SBL Holdings, Inc., 5.125%, 11/13/26(3)	113,000	109,801
		1,090,574
Internet and Direct Marketing Retail†
Amazon.com, Inc., 2.875%, 5/12/41	100,000	80,168
IT Services†
Fiserv, Inc., 2.65%, 6/1/30	130,000	110,233
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	115,000	83,008
Illumina, Inc., 2.55%, 3/23/31	193,000	157,138
		240,146
Machinery†
John Deere Capital Corp., 3.90%, 6/7/32	52,000	51,453
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	90,000	74,673
Comcast Corp., 3.75%, 4/1/40	155,000	136,114
Comcast Corp., 2.65%, 8/15/62	99,000	64,046
Discovery Communications LLC, 4.65%, 5/15/50	85,000	67,006
Grupo Televisa SAB, 5.00%, 5/13/45	200,000	186,190
Paramount Global, 4.95%, 1/15/31	65,000	61,951
Paramount Global, 4.375%, 3/15/43	90,000	69,760
Time Warner Cable LLC, 4.50%, 9/15/42	225,000	176,012

	Shares/ Principal Amount	Value
Walt Disney Co., 3.50%, 5/13/40	$105,000	$89,671
		925,423
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	160,000	129,108
Nucor Corp., 3.125%, 4/1/32	73,000	63,545
South32 Treasury Ltd., 4.35%, 4/14/32(3)	120,000	112,237
Teck Resources Ltd., 6.25%, 7/15/41	60,000	62,529
		367,419
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	150,000	137,569
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	83,584
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	86,571
Sempra Energy, 3.25%, 6/15/27	30,000	28,481
WEC Energy Group, Inc., 1.375%, 10/15/27	170,000	147,469
		483,674
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	170,000	140,272
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	300,000	269,050
BP Capital Markets America, Inc., 3.06%, 6/17/41	90,000	70,283
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	82,830
Continental Resources, Inc., 2.27%, 11/15/26(3)	107,000	95,064
Continental Resources, Inc., 2.875%, 4/1/32(3)	77,000	60,284
Enbridge, Inc., 3.40%, 8/1/51	50,000	37,690
Energy Transfer LP, 3.60%, 2/1/23	30,000	29,922
Energy Transfer LP, 4.25%, 3/15/23	110,000	109,974
Energy Transfer LP, 3.75%, 5/15/30	150,000	135,331
Energy Transfer LP, 4.90%, 3/15/35	95,000	85,343
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	136,952
Enterprise Products Operating LLC, 3.30%, 2/15/53	79,000	57,588
Equinor ASA, 3.25%, 11/18/49	70,000	55,675
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	319,348	261,300
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	87,857
MPLX LP, 2.65%, 8/15/30	110,000	91,928
Petroleos Mexicanos, 3.50%, 1/30/23	80,000	78,864
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	286,284
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	234,857
		2,267,076
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	130,000	118,971
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	155,000	142,137
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	80,161
Merck & Co., Inc., 1.70%, 6/10/27	115,000	104,556
Royalty Pharma PLC, 2.20%, 9/2/30	75,000	60,576
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	290,000	273,742
Viatris, Inc., 4.00%, 6/22/50	28,000	18,796
		679,968
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	110,000	86,308

	Shares/ Principal Amount	Value
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$105,000	$95,652
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	56,303
Norfolk Southern Corp., 4.55%, 6/1/53	80,000	75,804
Union Pacific Corp., 3.55%, 8/15/39	160,000	138,664
		366,423
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(3)	97,000	89,973
Broadcom, Inc., 4.93%, 5/15/37(3)	103,000	92,488
Intel Corp., 2.80%, 8/12/41	200,000	152,928
Intel Corp., 3.20%, 8/12/61	154,000	112,882
KLA Corp., 4.65%, 7/15/32	53,000	54,105
Microchip Technology, Inc., 4.25%, 9/1/25	269,000	262,287
Qorvo, Inc., 4.375%, 10/15/29	133,000	117,154
Qorvo, Inc., 3.375%, 4/1/31(3)	47,000	37,047
		918,864
Software†
Oracle Corp., 3.60%, 4/1/40	135,000	101,098
Specialty Retail — 0.2%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	180,000	142,417
Home Depot, Inc., 3.90%, 6/15/47	115,000	103,061
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	192,827
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	217,062
O'Reilly Automotive, Inc., 4.70%, 6/15/32	93,000	92,724
		748,091
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.70%, 8/5/31	280,000	235,346
Dell International LLC / EMC Corp., 8.10%, 7/15/36	79,000	92,349
		327,695
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	128,000	123,721
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	180,000	179,168
Essential Utilities, Inc., 2.70%, 4/15/30	130,000	113,248
		292,416
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	287,000	278,763
T-Mobile USA, Inc., 2.55%, 2/15/31	95,000	80,037
Vodafone Group PLC, VRN, 4.125%, 6/4/81	165,000	123,891
		482,691
TOTAL CORPORATE BONDS (Cost $36,921,251)		32,132,064
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.69%, (12-month LIBOR plus 1.87%), 7/1/36	3,571	3,668
FHLMC, VRN, 2.20%, (1 year H15T1Y plus 2.14%), 10/1/36	8,939	9,261
FHLMC, VRN, 2.50%, (1 year H15T1Y plus 2.26%), 4/1/37	12,057	12,442
FHLMC, VRN, 2.31%, (12-month LIBOR plus 1.86%), 7/1/41	5,519	5,697
FHLMC, VRN, 2.90%, (12-month LIBOR plus 1.63%), 1/1/44	11,366	11,362
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.60%), 6/1/45	13,271	13,592
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	44,764	45,562
FHLMC, VRN, 3.10%, (12-month LIBOR plus 1.64%), 9/1/47	35,943	36,085

	Shares/ Principal Amount	Value
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	$6,078	$6,246
FNMA, VRN, 2.33%, (6-month LIBOR plus 1.57%), 6/1/35	5,416	5,568
FNMA, VRN, 2.29%, (1 year H15T1Y plus 2.16%), 3/1/38	11,143	11,533
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	22,688	22,515
		183,531
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.3%
FHLMC, 2.50%, 3/1/42	585,312	538,878
FHLMC, 2.50%, 5/1/51	798,669	722,567
FHLMC, 3.00%, 7/1/51	537,088	504,416
FHLMC, 3.00%, 7/1/51	387,235	361,686
FHLMC, 2.00%, 8/1/51	673,013	586,172
FHLMC, 2.50%, 8/1/51	1,028,716	927,185
FHLMC, 2.50%, 10/1/51	367,025	332,688
FHLMC, 3.00%, 12/1/51	536,735	501,069
FHLMC, 3.50%, 5/1/52	522,970	504,509
FHLMC, 4.00%, 5/1/52	579,156	575,044
FHLMC, 4.00%, 5/1/52	608,545	602,121
FHLMC, 4.00%, 6/1/52	359,403	355,052
FNMA, 3.50%, 3/1/34	15,073	15,048
FNMA, 2.00%, 6/1/36	1,279,809	1,196,397
FNMA, 4.50%, 9/1/41	12,640	13,018
FNMA, 2.50%, 3/1/42	544,240	501,064
FNMA, 3.50%, 5/1/42	156,565	153,929
FNMA, 2.50%, 6/1/42	458,287	419,946
FNMA, 3.50%, 6/1/42	36,721	36,097
FNMA, 3.00%, 6/1/51	66,706	63,152
FNMA, 2.50%, 12/1/51	748,723	675,009
FNMA, 3.00%, 2/1/52	535,539	501,586
FNMA, 2.00%, 3/1/52	1,194,195	1,038,169
FNMA, 2.50%, 3/1/52	537,120	485,094
FNMA, 3.50%, 4/1/52	282,225	272,016
FNMA, 4.00%, 4/1/52	329,099	327,023
FNMA, 3.50%, 5/1/52	878,521	853,805
FNMA, 4.00%, 5/1/52	551,208	544,541
FNMA, 4.00%, 5/1/52	881,773	873,057
FNMA, 4.00%, 6/1/52	892,860	882,051
GNMA, 4.00%, TBA	1,126,000	1,121,404
GNMA, 4.50%, TBA	1,660,000	1,684,900
GNMA, 7.00%, 4/20/26	2,824	2,936
GNMA, 7.50%, 8/15/26	1,959	2,049
GNMA, 7.00%, 2/15/28	127	127
GNMA, 6.50%, 5/15/28	177	186
GNMA, 6.50%, 5/15/28	626	658
GNMA, 7.00%, 5/15/31	8,326	8,986
GNMA, 5.50%, 11/15/32	14,436	15,678
GNMA, 4.50%, 1/15/40	12,310	12,822
GNMA, 4.50%, 6/15/41	23,216	24,510
GNMA, 3.50%, 3/15/46	219,748	219,617
GNMA, 2.50%, 11/20/50	799,602	720,602
GNMA, 3.50%, 6/20/51	598,765	582,968
GNMA, 2.50%, 9/20/51	478,844	440,068

	Shares/ Principal Amount	Value
UMBS, 3.00%, TBA	$1,252,000	$1,221,633
UMBS, 4.50%, TBA	2,162,000	2,170,868
		23,592,401
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,307,063)		23,775,932
ASSET-BACKED SECURITIES — 2.7%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B SEQ, 9.31%, 7/15/61(3)	184,968	198,118
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	533,974	456,760
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	193,242
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(3)	160,000	159,342
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(3)	312,840	304,583
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(3)	297,000	278,227
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	271,703	232,900
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	205,156	184,423
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	534,835	482,372
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	650,000	591,675
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(3)	338,435	318,890
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	300,000	274,250
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	265,048
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	400,000	348,441
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	625,000	572,794
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)	204,802	182,954
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	84,858	80,127
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	215,920	196,005
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	169,668	153,826
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	200,000	188,925
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	60,102	60,388
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	407,504	371,782
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	557,552	485,062
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	408,557	364,639
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	625,000	546,300
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	725,000	629,371
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	178,222
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	150,000	127,947
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	98,888	91,966

	Shares/ Principal Amount	Value
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	$234,375	$202,661
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	51,979	50,929
TOTAL ASSET-BACKED SECURITIES (Cost $9,782,731)		8,772,169
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 3.125%, (3-month LIBOR plus 1.90%), 10/27/33(3)	200,000	186,272
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/22/32(3)	275,000	262,524
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 2.59%, (1-month SOFR plus 1.31%), 9/15/34(3)	298,000	291,793
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 2.79%, (3-month LIBOR plus 1.65%), 4/22/31(3)	200,000	190,949
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 1/15/29(3)	250,000	239,116
BDS Ltd., Series 2021-FL7, Class C, VRN, 3.31%, (1-month LIBOR plus 1.70%), 6/16/36(3)	400,000	374,123
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.08%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	196,035
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/15/30(3)	125,000	120,703
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	216,972
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/32(3)	250,000	238,640
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 10/20/32(3)	175,000	166,407
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 2.60%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	268,205
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.40%), 11/22/33(3)	185,017	184,167
KKR CLO Ltd., Series 2018, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/18/30(3)	200,000	193,492
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.21%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	171,761
KKR CLO Ltd., Series 2030A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 10/17/31(3)	275,000	263,684
KREF Ltd., Series 2021-FL2, Class B, VRN, 3.17%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	286,588
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.30%, (3-month LIBOR plus 1.26%), 1/15/33(3)	125,000	122,221
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 7/15/33(3)	375,000	359,692
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.06%, (1-month LIBOR plus 1.45%), 10/16/36(3)	350,000	332,235
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 2.54%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	261,739
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(3)	250,000	243,374
Parallel Ltd., Series 2019-1A, Class BR, VRN, 2.86%, (3-month LIBOR plus 1.80%), 7/20/32(3)	300,000	289,383
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 3.16%, (3-month LIBOR plus 2.10%), 10/20/31(3)	275,000	259,847
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 2.76%, (3-month LIBOR plus 1.70%), 1/20/32(3)	275,000	259,174
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 2.83%, (3-month LIBOR plus 1.65%), 4/25/31(3)	275,000	262,367
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 2.61%, (3-month LIBOR plus 1.57%), 10/18/30(3)	400,000	380,822

	Shares/ Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 4/15/31(3)	$175,000	$166,459
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.14%, (3-month SOFR plus 2.35%), 4/15/34(3)	200,000	200,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,274,578)		6,988,744
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,020	949
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.87%, 3/25/35	14,605	14,542
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	9,535	9,307
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 4.12%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	126,787
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(3)	120,000	117,846
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 5.62%, (1-month LIBOR plus 4.00%), 8/26/30(3)	74,045	74,136
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 2.13%, (30-day average SOFR plus 1.20%), 2/25/50(3)	131,923	125,538
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(3)	264,036	249,770
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34	8,970	8,824
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	307	285
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	110,862	105,433
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	138,833	130,809
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3 SEQ, VRN, 4.00%, 2/25/67(3)	208,000	194,613
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	113,494	103,123
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 3.63%, (30-day average SOFR plus 2.70%), 10/25/33(3)	175,000	174,766
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.57%, 10/25/34	2,599	2,603
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	424,050	408,040
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	106,779	98,163
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	6,488	6,154
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	4,141	3,810
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	8,571	8,449
Home RE Ltd., Series 2020-1, Class M1B, VRN, 4.87%, (1-month LIBOR plus 3.25%), 10/25/30(3)	23,196	23,193
Home RE Ltd., Series 2021-1, Class M1B, VRN, 3.17%, (1-month LIBOR plus 1.55%), 7/25/33(3)	140,000	138,428
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(3)	150,000	149,262
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(3)	190,286	163,594
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(3)	31,945	29,941

	Shares/ Principal Amount	Value
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	$66,894	$63,236
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(3)	345,062	315,438
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(3)	378,756	325,365
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(3)	147,501	131,874
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(3)	214,888	187,149
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	27,403	26,208
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.72%, 11/25/35	15,107	14,440
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	11,575	11,099
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	259,966	236,606
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(3)	169,952	163,440
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.75%), 5/25/55(3)	250,000	247,558
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	331,973	301,323
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	313,605	263,527
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	121,266	110,976
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	150,087	137,202
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	6,239	5,982
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	155,840
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 7/25/34	13,879	13,643
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	95,182	92,294
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	114,218	110,512
		5,382,077
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2014-DN3, Class M3, VRN, 5.62%, (1-month LIBOR plus 4.00%), 8/25/24	30,994	31,245
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.87%, (1-month LIBOR plus 3.25%), 5/25/25	15,153	15,218
FHLMC, Series 2020-DNA5, Class M2, VRN, 3.73%, (30-day average SOFR plus 2.80%), 10/25/50(3)	123,138	123,383
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.22%, (1-month LIBOR plus 3.60%), 7/25/50(3)	7,609	7,605
FHLMC, Series 2021-DNA6, Class M2, VRN, 2.43%, (30-day average SOFR plus 1.50%), 10/25/41(3)	615,000	562,803
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	207,848	38,731
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	79,902	15,792
FNMA, Series 2013-C01, Class M2, VRN, 6.87%, (1-month LIBOR plus 5.25%), 10/25/23	173,506	178,401
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	34,030	34,048
FNMA, Series 2014-C04, Class 1M2, VRN, 6.52%, (1-month LIBOR plus 4.90%), 11/25/24	57,438	59,110

	Shares/ Principal Amount	Value
FNMA, Series 2015-C04, Class 1M2, VRN, 7.32%, (1-month LIBOR plus 5.70%), 4/25/28	$121,225	$126,718
FNMA, Series 2015-C04, Class 2M2, VRN, 7.17%, (1-month LIBOR plus 5.55%), 4/25/28	296,003	305,947
FNMA, Series 2017-C03, Class 1M2C, VRN, 4.62%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	40,518
		1,539,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,353,169)		6,921,596
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BDS Ltd., Series 2021-FL8, Class C, VRN, 3.16%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	188,341
BDS Ltd., Series 2021-FL8, Class D, VRN, 3.51%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	135,250
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)	325,000	273,438
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)	400,000	324,704
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 3.72%, (1-month LIBOR plus 2.40%), 9/15/36(3)	400,000	373,559
BXMT Ltd., Series 2020-FL2, Class C, VRN, 3.24%, (1-month SOFR plus 1.76%), 2/15/38(3)	386,000	368,650
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 3.44%, (1-month LIBOR plus 2.12%), 11/15/38(3)	513,000	486,423
MHP, Series 2022-MHIL, Class D, VRN, 2.89%, (1-month SOFR plus 1.61%), 1/15/27(3)	163,000	154,292
OPG Trust, Series 2021-PORT, Class E, VRN, 2.85%, (1-month LIBOR plus 1.53%), 10/15/36(3)	504,000	461,368
PFP Ltd., Series 2021-8, Class C, VRN, 3.31%, (1-month LIBOR plus 1.80%), 8/9/37(3)	292,000	281,775
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,347,997)		3,047,800
EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust (Cost $2,697,893)	6,832	2,577,372
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$70,000	86,011
California State University Rev., 2.98%, 11/1/51	200,000	158,095
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	30,244
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	74,618
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	194,472
Houston GO, 3.96%, 3/1/47	25,000	23,451
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	28,717
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	18,187
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	232,235
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	155,054
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	21,931
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	86,440
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	109,934
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	54,645
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	78,253
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	31,643

	Shares/ Principal Amount	Value
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	$40,000	$42,818
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	74,613
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	50,398
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	29,025
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	32,606
State of California GO, 4.60%, 4/1/38	120,000	121,459
State of California GO, 7.55%, 4/1/39	70,000	95,155
State of California GO, 7.30%, 10/1/39	15,000	19,442
State of California GO, 7.60%, 11/1/40	20,000	27,680
TOTAL MUNICIPAL SECURITIES (Cost $2,075,390)		1,877,126
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27	600,000	531,026
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	85,107
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $699,333)		616,133
BANK LOAN OBLIGATIONS(4) — 0.1%
Media†
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	191,163	176,547
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	182,160	176,411
TOTAL BANK LOAN OBLIGATIONS (Cost $373,968)		352,958
SOVEREIGN GOVERNMENTS AND AGENCIES†
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	31,164
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	9,965
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	18,532
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $61,289)		59,661
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,180,497	5,180,497
TOTAL SHORT-TERM INVESTMENTS (Cost $5,180,497)		5,180,497
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $336,068,943)		328,147,851
OTHER ASSETS AND LIABILITIES — (1.8)%		(5,942,802)
TOTAL NET ASSETS — 100.0%		$322,205,049

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,021	USD	262,968	JPMorgan Chase Bank N.A.	9/30/22	$677
USD	1,215,510	EUR	1,149,549	JPMorgan Chase Bank N.A.	9/30/22	3,320
USD	39,370	EUR	36,952	JPMorgan Chase Bank N.A.	9/30/22	404
						$4,401

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	10	September 2022	$2,100,156	$309
U.S. Treasury 5-Year Notes	16	September 2022	1,796,000	16,235
U.S. Treasury 10-Year Ultra Notes	7	September 2022	891,625	12,127
U.S. Treasury Long Bonds	4	September 2022	554,500	6,711
U.S. Treasury Ultra Bonds	3	September 2022	463,031	8,477
			$5,805,312	$43,859
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	9	September 2022	$1,066,781	$(15,689)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$2,871,000	$(156,958)	$239,775	$82,817
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(508)	$115,671	$115,163
CPURNSA	Receive	2.34%	2/5/26	$1,200,000	407	117,771	118,178
CPURNSA	Receive	2.33%	2/8/26	$1,500,000	509	147,296	147,805
CPURNSA	Receive	2.30%	2/24/26	$1,500,000	509	148,095	148,604
					$917	$528,833	$529,750

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $454,078.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,335,272, which represented 9.4% of total net assets.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $336,068,943)	$328,147,851
Receivable for investments sold	833,648
Receivable for capital shares sold	18,390
Receivable for variation margin on futures contracts	33,369
Receivable for variation margin on swap agreements	6,371
Unrealized appreciation on forward foreign currency exchange contracts	4,401
Interest and dividends receivable	828,419
329,872,449

Liabilities
Payable for investments purchased	7,360,319
Payable for capital shares redeemed	45,145
Payable for variation margin on swap agreements	11,665
Accrued management fees	221,697
Distribution fees payable	28,574
7,667,400

Net Assets	$322,205,049

Net Assets Consist of:
Capital (par value and paid-in surplus)	$340,365,258
Distributable earnings	(18,160,209)
$322,205,049

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$186,723,301	27,897,711	$6.69
Class II, $0.01 Par Value	$135,481,748	20,242,446	$6.69

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $61)	$1,725,054
Dividends (net of foreign taxes withheld of $3,475)	1,512,521
3,237,575

Expenses:
Management fees	1,574,413
Distribution fees - Class II	187,235
Directors' fees and expenses	4,480
Other expenses	1,716
1,767,844
Fees waived(1)	(124,553)
1,643,291

Net investment income (loss)	1,594,284

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,488,434)
Forward foreign currency exchange contract transactions	127,481
Futures contract transactions	(296,125)
Swap agreement transactions	44,184
Foreign currency translation transactions	(38)
(10,612,932)

Change in net unrealized appreciation (depreciation) on:
Investments	(62,900,215)
Forward foreign currency exchange contracts	18,787
Futures contracts	18,750
Swap agreements	319,799
Translation of assets and liabilities in foreign currencies	186
(62,542,693)

Net realized and unrealized gain (loss)	(73,155,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,561,341)
(1)Amount consists of $72,127 and $52,426 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$1,594,284	$1,948,419
Net realized gain (loss)	(10,612,932)	53,826,680
Change in net unrealized appreciation (depreciation)	(62,542,693)	(1,934,762)
Net increase (decrease) in net assets resulting from operations	(71,561,341)	53,840,337

Distributions to Shareholders
From earnings:
Class I	(31,801,449)	(11,576,800)
Class II	(23,035,608)	(7,504,684)
Decrease in net assets from distributions	(54,837,057)	(19,081,484)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	51,957,909	20,941,188

Net increase (decrease) in net assets	(74,440,489)	55,700,041

Net Assets
Beginning of period	396,645,538	340,945,497
End of period	$322,205,049	$396,645,538

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.80% to 0.90% for each class. During the period ended June 30, 2022, the investment advisor agreed to waive 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee for each class for the period ended June 30, 2022 was 0.89% before waiver and 0.82% after waiver.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2022 totaled $205,083,991, of which $152,990,256 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 totaled $206,534,790, of which $150,655,631 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	953,784	$7,572,239	3,224,057	$29,266,636
Issued in reinvestment of distributions	4,109,127	31,801,449	1,339,166	11,576,800
Redeemed	(1,403,376)	(11,284,066)	(3,395,173)	(30,808,282)
	3,659,535	28,089,622	1,168,050	10,035,154
Class II/Shares Authorized	75,000,000		75,000,000
Sold	1,264,200	10,148,538	1,940,892	17,683,643
Issued in reinvestment of distributions	2,974,738	23,035,608	869,949	7,504,684
Redeemed	(1,227,168)	(9,315,859)	(1,579,626)	(14,282,293)
	3,011,770	23,868,287	1,231,215	10,906,034
Net increase (decrease)	6,671,305	$51,957,909	2,399,265	$20,941,188

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$184,790,846	$2,400,222	—
U.S. Treasury Securities	—	48,654,731	—
Corporate Bonds	—	32,132,064	—
U.S. Government Agency Mortgage-Backed Securities	—	23,775,932	—
Asset-Backed Securities	—	8,772,169	—
Collateralized Loan Obligations	—	6,988,744	—
Collateralized Mortgage Obligations	—	6,921,596	—
Commercial Mortgage-Backed Securities	—	3,047,800	—
Exchange-Traded Funds	2,577,372	—	—
Municipal Securities	—	1,877,126	—
U.S. Government Agency Securities	—	616,133	—
Bank Loan Obligations	—	352,958	—
Sovereign Governments and Agencies	—	59,661	—
Short-Term Investments	5,180,497	—	—
	$192,548,715	$135,599,136	—
Other Financial Instruments
Futures Contracts	$43,859	—	—
Swap Agreements	—	$612,567	—
Forward Foreign Currency Exchange Contracts	—	4,401	—
	$43,859	$616,968	—

Liabilities
Other Financial Instruments
Futures Contracts	$15,689	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,892,750.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,441,674.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $5,221,816 futures contracts purchased and $3,706,294 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $5,200,000.

Value of Derivative Instruments as of June 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$6,371	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	4,401	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	33,369	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$11,665
		$44,141		$11,665
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(14,856)	Change in net unrealized appreciation (depreciation) on swap agreements	$239,775
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	127,481	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	18,787
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(296,125)	Change in net unrealized appreciation (depreciation) on futures contracts	18,750
Other Contracts	Net realized gain (loss) on swap agreement transactions	59,040	Change in net unrealized appreciation (depreciation) on swap agreements	80,024
		$(124,460)		$357,336

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$336,934,714
Gross tax appreciation of investments	$27,397,176
Gross tax depreciation of investments	(36,184,039)
Net tax appreciation (depreciation) of investments	$(8,786,863)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$9.56	0.04	(1.58)	(1.54)	(0.04)	(1.29)	(1.33)	$6.69	(18.01)%	0.82%(4)	0.89%(4)	1.00%(4)	0.93%(4)	56%	$186,723
2021	$8.73	0.06	1.27	1.33	(0.07)	(0.43)	(0.50)	$9.56	15.77%	0.83%	0.88%	0.63%	0.58%	195%	$231,837
2020	$8.18	0.08	0.84	0.92	(0.09)	(0.28)	(0.37)	$8.73	12.53%	0.85%	0.89%	1.03%	0.99%	189%	$201,325
2019	$7.09	0.11	1.27	1.38	(0.12)	(0.17)	(0.29)	$8.18	19.85%	0.79%	0.90%	1.48%	1.37%	115%	$177,510
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%	0.90%	1.55%	1.41%	120%	$142,595
2017	$6.97	0.11	0.84	0.95	(0.11)	(0.28)	(0.39)	$7.53	13.91%	0.80%	0.91%	1.52%	1.41%	114%	$136,993
Class II
2022(3)	$9.56	0.03	(1.58)	(1.55)	(0.03)	(1.29)	(1.32)	$6.69	(18.11)%	1.07%(4)	1.14%(4)	0.75%(4)	0.68%(4)	56%	$135,482
2021	$8.73	0.03	1.27	1.30	(0.04)	(0.43)	(0.47)	$9.56	15.48%	1.08%	1.13%	0.38%	0.33%	195%	$164,809
2020	$8.18	0.06	0.85	0.91	(0.08)	(0.28)	(0.36)	$8.73	12.27%	1.10%	1.14%	0.78%	0.74%	189%	$139,620
2019	$7.10	0.09	1.26	1.35	(0.10)	(0.17)	(0.27)	$8.18	19.39%	1.04%	1.15%	1.23%	1.12%	115%	$109,422
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%	1.15%	1.30%	1.16%	120%	$74,928
2017	$6.97	0.09	0.85	0.94	(0.10)	(0.28)	(0.38)	$7.53	13.63%	1.05%	1.16%	1.27%	1.16%	114%	$54,363

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to an extension of the current temporary reduction of the Fund's annual unified management fee of 0.07% (e.g., the Class I unified fee will be reduced from 0.89% to 0.82%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 2208

Semiannual Report

June 30, 2022

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Short-Term Investments	1.9%
Other Assets and Liabilities	(0.2)%

Top Five Industries	% of net assets
Software	15.5%
Biotechnology	7.4%
Hotels, Restaurants and Leisure	6.6%
Life Sciences Tools and Services	5.6%
Electrical Equipment	5.4%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$666.50	$3.80	0.92%
Class II	$1,000	$665.90	$4.42	1.07%
Class Y	$1,000	$667.70	$2.36	0.57%
Hypothetical
Class I	$1,000	$1,020.23	$4.61	0.92%
Class II	$1,000	$1,019.49	$5.36	1.07%
Class Y	$1,000	$1,021.97	$2.86	0.57%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 2.6%
CAE, Inc.(1)	86,713	$2,136,837
Curtiss-Wright Corp.	29,679	3,919,409
HEICO Corp.	34,838	4,567,958
		10,624,204
Auto Components — 0.9%
Aptiv PLC(1)	40,325	3,591,748
Beverages — 1.3%
Celsius Holdings, Inc.(1)	81,530	5,320,648
Biotechnology — 7.4%
Alnylam Pharmaceuticals, Inc.(1)	15,598	2,274,969
Horizon Therapeutics PLC(1)	82,233	6,558,904
Neurocrine Biosciences, Inc.(1)	76,644	7,471,257
Sarepta Therapeutics, Inc.(1)	90,948	6,817,462
Seagen, Inc.(1)	42,114	7,451,651
		30,574,243
Building Products — 2.5%
Trane Technologies PLC	51,945	6,746,097
Zurn Water Solutions Corp.	126,840	3,455,122
		10,201,219
Capital Markets — 5.1%
Ares Management Corp., Class A	47,243	2,686,237
LPL Financial Holdings, Inc.	62,588	11,546,234
MSCI, Inc.	16,294	6,715,572
		20,948,043
Chemicals — 2.3%
Albemarle Corp.	5,619	1,174,258
Avient Corp.	82,251	3,296,620
Element Solutions, Inc.	292,906	5,213,727
		9,684,605
Communications Equipment — 4.0%
Arista Networks, Inc.(1)	113,780	10,665,737
F5, Inc.(1)	39,332	6,019,369
		16,685,106
Containers and Packaging — 1.3%
Avery Dennison Corp.	32,490	5,259,156
Electrical Equipment — 5.4%
AMETEK, Inc.	66,742	7,334,278
Generac Holdings, Inc.(1)	13,439	2,829,985
nVent Electric PLC	110,309	3,455,981
Plug Power, Inc.(1)(2)	86,696	1,436,553
Regal Rexnord Corp.	46,481	5,276,523
Rockwell Automation, Inc.	9,626	1,918,558
		22,251,878
Electronic Equipment, Instruments and Components — 3.4%
Cognex Corp.	118,481	5,037,812
Keysight Technologies, Inc.(1)	64,709	8,920,136
		13,957,948
4

	Shares	Value
Entertainment — 1.6%
Live Nation Entertainment, Inc.(1)	40,143	$3,315,009
ROBLOX Corp., Class A(1)	30,654	1,007,290
Roku, Inc.(1)	26,308	2,160,939
		6,483,238
Equity Real Estate Investment Trusts (REITs) — 1.0%
Rexford Industrial Realty, Inc.	71,254	4,103,518
Food Products — 3.0%
Hershey Co.	56,564	12,170,310
Health Care Equipment and Supplies — 3.4%
DexCom, Inc.(1)	81,424	6,068,531
IDEXX Laboratories, Inc.(1)	23,267	8,160,435
		14,228,966
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	25,435	2,673,727
R1 RCM, Inc.(1)	131,603	2,758,399
		5,432,126
Health Care Technology — 1.8%
Veeva Systems, Inc., Class A(1)	37,205	7,368,078
Hotels, Restaurants and Leisure — 6.6%
Airbnb, Inc., Class A(1)	61,731	5,498,998
Chipotle Mexican Grill, Inc.(1)	7,917	10,349,577
Hilton Worldwide Holdings, Inc.	101,441	11,304,585
		27,153,160
Interactive Media and Services — 1.6%
Match Group, Inc.(1)	95,230	6,636,579
Internet and Direct Marketing Retail — 0.9%
Chewy, Inc., Class A(1)(2)	69,436	2,410,818
Etsy, Inc.(1)	16,120	1,180,145
		3,590,963
IT Services — 2.6%
Cloudflare, Inc., Class A(1)	70,052	3,064,775
EPAM Systems, Inc.(1)	21,728	6,404,980
Okta, Inc.(1)	16,050	1,450,920
		10,920,675
Life Sciences Tools and Services — 5.6%
Agilent Technologies, Inc.	34,506	4,098,278
Bio-Techne Corp.	16,729	5,798,940
IQVIA Holdings, Inc.(1)	34,740	7,538,232
Mettler-Toledo International, Inc.(1)	4,793	5,506,055
		22,941,505
Machinery — 2.2%
Graco, Inc.	72,237	4,291,600
Parker-Hannifin Corp.	19,841	4,881,878
		9,173,478
Oil, Gas and Consumable Fuels — 1.7%
Excelerate Energy, Inc., Class A(1)	87,289	1,738,797
Hess Corp.	50,455	5,345,203
		7,084,000
Professional Services — 3.3%
Jacobs Engineering Group, Inc.	65,180	8,286,334
Verisk Analytics, Inc.	31,913	5,523,821
		13,810,155
5

	Shares	Value
Road and Rail — 1.9%
Lyft, Inc., Class A(1)	129,961	$1,725,882
Norfolk Southern Corp.	26,925	6,119,783
		7,845,665
Semiconductors and Semiconductor Equipment — 4.7%
Enphase Energy, Inc.(1)	30,822	6,017,687
Marvell Technology, Inc.	93,474	4,068,923
Monolithic Power Systems, Inc.	17,712	6,802,117
Skyworks Solutions, Inc.	26,048	2,413,087
		19,301,814
Software — 15.5%
Cadence Design Systems, Inc.(1)	113,963	17,097,869
Datadog, Inc., Class A(1)	72,146	6,871,185
DocuSign, Inc.(1)	27,619	1,584,778
HubSpot, Inc.(1)	7,058	2,121,988
Manhattan Associates, Inc.(1)	85,490	9,797,154
Palo Alto Networks, Inc.(1)	42,531	21,007,762
Trade Desk, Inc., Class A(1)	130,563	5,469,284
		63,950,020
Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	29,484	4,016,606
Five Below, Inc.(1)	18,089	2,051,835
		6,068,441
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	28,178	7,681,605
TOTAL COMMON STOCKS (Cost $384,469,269)		405,043,094
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,990	6,990
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,416,059	2,416,059
		2,423,049
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $791,380), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $772,853)		772,822
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $4,736,880), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $4,644,186)		4,644,000
		5,416,822
TOTAL SHORT-TERM INVESTMENTS (Cost $7,839,871)		7,839,871
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $392,309,140)		412,882,965
OTHER ASSETS AND LIABILITIES — (0.2)%		(963,733)
TOTAL NET ASSETS — 100.0%		$411,919,232

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	738,569	CAD	951,694	Goldman Sachs & Co.	9/29/22	$(886)
USD	313,645	CAD	404,050	Goldman Sachs & Co.	9/29/22	(297)
USD	798,323	CAD	1,028,331	Goldman Sachs & Co.	9/29/22	(678)
						$(1,861)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,847,371. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,916,749, which includes securities collateral of $1,500,690.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $389,893,081) — including $3,847,371 of securities on loan	$410,466,906
Investment made with cash collateral received for securities on loan, at value (cost of $2,416,059)	2,416,059
Total investment securities, at value (cost of $392,309,140)	412,882,965
Cash	34,803
Foreign currency holdings, at value (cost of $371,888)	372,682
Receivable for investments sold	3,583,832
Receivable for capital shares sold	84,321
Dividends and interest receivable	83,041
Securities lending receivable	1,227
417,042,871

Liabilities
Payable for collateral received for securities on loan	2,416,059
Payable for investments purchased	2,413,624
Payable for capital shares redeemed	66,156
Unrealized depreciation on forward foreign currency exchange contracts	1,861
Accrued management fees	225,219
Distribution fees payable	720
5,123,639

Net Assets	$411,919,232

Net Assets Consist of:
Capital (par value and paid-in surplus)	$399,259,691
Distributable earnings	12,659,541
$411,919,232

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$78,099,580	7,139,308	$10.94
Class II, $0.01 Par Value	$3,254,394	303,920	$10.71
Class Y, $0.01 Par Value	$330,565,258	29,574,650	$11.18

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$945,771
Interest	12,388
Securities lending, net	4,210
962,369

Expenses:
Management fees	1,799,881
Distribution fees - Class II	5,212
Directors' fees and expenses	6,484
Other expenses	7,698
1,819,275
Fees waived(1)	(201,540)
1,617,735

Net investment income (loss)	(655,366)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,225,888)
Forward foreign currency exchange contract transactions	(1,081)
Foreign currency translation transactions	(253)
(5,227,222)

Change in net unrealized appreciation (depreciation) on:
Investments	(207,280,801)
Forward foreign currency exchange contracts	(1,861)
Translation of assets and liabilities in foreign currencies	(66)
(207,282,728)

Net realized and unrealized gain (loss)	(212,509,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(213,165,316)
(1)Amount consists of $37,866, $1,668 and $162,006 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$(655,366)	$(2,529,181)
Net realized gain (loss)	(5,227,222)	69,578,648
Change in net unrealized appreciation (depreciation)	(207,282,728)	6,879,433
Net increase (decrease) in net assets resulting from operations	(213,165,316)	73,928,900

Distributions to Shareholders
From earnings:
Class I	(12,876,968)	(14,793,552)
Class II	(578,124)	(282,053)
Class Y	(54,098,814)	(66,710,745)
Decrease in net assets from distributions	(67,553,906)	(81,786,350)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,179,915	(10,387,527)

Net increase (decrease) in net assets	(242,539,307)	(18,244,977)

Net Assets
Beginning of period	654,458,539	672,703,516
End of period	$411,919,232	$654,458,539

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I, Class II and Class Y.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,416,059	—	—	—	$2,416,059
Gross amount of recognized liabilities for securities lending transactions					$2,416,059
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended June 30, 2022, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2022 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.92%
Class II	0.80% to 0.90%	0.90%	0.82%
Class Y	0.55% to 0.65%	0.65%	0.57%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $166,418,310 and $198,028,614, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		195,000,000
Sold	270,615	$3,794,773	471,668	$8,836,272
Issued in reinvestment of distributions	889,908	12,876,968	891,178	14,793,552
Redeemed	(492,604)	(6,707,619)	(1,094,548)	(20,783,291)
	667,919	9,964,122	268,298	2,846,533
Class II/Shares Authorized	25,000,000		25,000,000
Sold	29,392	412,644	306,608	5,434,526
Issued in reinvestment of distributions	40,799	578,124	17,283	282,053
Redeemed	(64,827)	(839,529)	(143,030)	(2,480,089)
	5,364	151,239	180,861	3,236,490
Class Y/Shares Authorized	180,000,000		180,000,000
Sold	132,497	1,800,855	473,418	9,202,938
Issued in reinvestment of distributions	3,662,750	54,098,814	3,959,095	66,710,745
Redeemed	(1,959,872)	(27,835,115)	(4,940,342)	(92,384,233)
	1,835,375	28,064,554	(507,829)	(16,470,550)
Net increase (decrease)	2,508,658	$38,179,915	(58,670)	$(10,387,527)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$402,906,257	$2,136,837	—
Short-Term Investments	2,423,049	5,416,822	—
	$405,329,306	$7,553,659	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,861	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,850,537.

The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $1,861 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,081) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,861) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$394,310,465
Gross tax appreciation of investments	$77,499,641
Gross tax depreciation of investments	(58,927,141)
Net tax appreciation (depreciation) of investments	$18,572,500

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$18.71	(0.04)	(5.71)	(5.75)	—	(2.02)	(2.02)	$10.94	(33.35)%	0.92%(4)	1.00%(4)	(0.54)%(4)	(0.62)%(4)	32%	$78,100
2021	$19.27	(0.12)	1.97	1.85	—	(2.41)	(2.41)	$18.71	11.16%	0.91%	0.99%	(0.65)%	(0.73)%	41%	$121,050
2020	$15.96	(0.06)	5.21	5.15	—	(1.84)	(1.84)	$19.27	42.46%	0.90%	1.00%	(0.41)%	(0.51)%	83%	$119,549
2019	$14.17	(0.03)	4.65	4.62	—	(2.83)	(2.83)	$15.96	35.56%	0.88%	1.00%	(0.18)%	(0.30)%	94%	$90,134
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%	1.00%	(0.29)%	(0.36)%	103%	$145,373
2017	$13.98	(0.02)	2.97	2.95	—	(1.90)	(1.90)	$15.03	21.79%	0.99%	1.01%	(0.15)%	(0.17)%	58%	$157,356
Class II
2022(3)	$18.37	(0.05)	(5.59)	(5.64)	—	(2.02)	(2.02)	$10.71	(33.41)%	1.07%(4)	1.15%(4)	(0.69)%(4)	(0.77)%(4)	32%	$3,254
2021	$18.99	(0.14)	1.93	1.79	—	(2.41)	(2.41)	$18.37	11.05%	1.06%	1.14%	(0.80)%	(0.88)%	41%	$5,485
2020	$15.78	(0.08)	5.13	5.05	—	(1.84)	(1.84)	$18.99	42.29%	1.05%	1.15%	(0.56)%	(0.66)%	83%	$2,235
2019	$14.06	(0.05)	4.60	4.55	—	(2.83)	(2.83)	$15.78	35.32%	1.03%	1.15%	(0.33)%	(0.45)%	94%	$1,411
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%	1.15%	(0.44)%	(0.51)%	103%	$1,053
2017	$13.92	(0.04)	2.96	2.92	—	(1.90)	(1.90)	$14.94	21.67%	1.14%	1.16%	(0.30)%	(0.32)%	58%	$1,697

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class Y
2022(3)	$19.03	(0.01)	(5.82)	(5.83)	—	(2.02)	(2.02)	$11.18	(33.23)%	0.57%(4)	0.65%(4)	(0.19)%(4)	(0.27)%(4)	32%	$330,565
2021	$19.50	(0.06)	2.00	1.94	—	(2.41)	(2.41)	$19.03	11.57%	0.56%	0.64%	(0.30)%	(0.38)%	41%	$527,924
2020	$16.09	(0.01)	5.28	5.27	(0.02)	(1.84)	(1.86)	$19.50	43.00%	0.55%	0.65%	(0.06)%	(0.16)%	83%	$550,919
2019	$14.23	0.03	4.67	4.70	(0.01)	(2.83)	(2.84)	$16.09	36.02%	0.53%	0.65%	0.17%	0.05%	94%	$427,083
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%	0.65%	0.06%	(0.01)%	103%	$318,830
2017(5)	$15.19	0.01	1.03	1.04	—	(1.18)	(1.18)	$15.05	6.78%	0.62%(4)	0.66%(4)	0.25%(4)	0.21%(4)	58%(6)	$366,900

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.
(5)September 22, 2017 (commencement of sale) through December 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

19

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment
20

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to
21

the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to an extension of the current temporary reduction of the Fund's annual unified management fee of 0.08% (e.g., the Class I unified fee will be reduced from 0.99% to 0.91%) for at least one year, beginning August 1, 2022 The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
24

Contact Us	americancentury.com
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American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 2208

Semiannual Report

June 30, 2022

VP Disciplined Core Value Fund
Class I (AVGIX)
Class II (AVPGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	1.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Health Care Providers and Services	10.3%
Oil, Gas and Consumable Fuels	8.5%
Banks	8.1%
Biotechnology	6.7%
Pharmaceuticals	5.5%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$847.50	$3.21	0.70%
Class II	$1,000	$847.70	$4.35	0.95%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.6%
Huntington Ingalls Industries, Inc.	16,703	$3,638,247
Lockheed Martin Corp.	4,502	1,935,680
Raytheon Technologies Corp.	42,376	4,072,757
		9,646,684
Air Freight and Logistics — 0.8%
FedEx Corp.	12,930	2,931,360
Auto Components — 0.4%
BorgWarner, Inc.	41,515	1,385,356
Automobiles — 0.6%
Honda Motor Co. Ltd.	98,700	2,379,764
Banks — 8.1%
Canadian Imperial Bank of Commerce	50,618	2,458,150
Comerica, Inc.	32,665	2,396,958
JPMorgan Chase & Co.	21,049	2,370,328
KeyCorp	260,617	4,490,431
Popular, Inc.	45,633	3,510,547
Royal Bank of Canada	43,102	4,173,581
Synovus Financial Corp.	96,375	3,474,319
Wells Fargo & Co.	27,239	1,066,952
Western Alliance Bancorp	35,622	2,514,913
Zions Bancorp NA	63,795	3,247,165
		29,703,344
Beverages — 0.6%
Coca-Cola Co.	33,676	2,118,557
Biotechnology — 6.7%
AbbVie, Inc.	28,393	4,348,672
Amgen, Inc.	13,613	3,312,043
Biogen, Inc.(1)	8,867	1,808,336
Exelixis, Inc.(1)	132,464	2,757,900
Gilead Sciences, Inc.	78,902	4,876,933
Moderna, Inc.(1)	7,620	1,088,517
Regeneron Pharmaceuticals, Inc.(1)	7,148	4,225,397
United Therapeutics Corp.(1)	9,452	2,227,269
		24,645,067
Building Products — 0.8%
Owens Corning	38,305	2,846,445
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	23,030	2,685,298
SEI Investments Co.	17,878	965,770
T. Rowe Price Group, Inc.	15,732	1,787,312
		5,438,380
Chemicals — 3.0%
CF Industries Holdings, Inc.	34,991	2,999,779
Eastman Chemical Co.	10,533	945,547
LyondellBasell Industries NV, Class A	47,633	4,165,982
Olin Corp.	59,437	2,750,744
		10,862,052
4

	Shares	Value
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	20,762	$901,486
Communications Equipment — 0.8%
Nokia Oyj, ADR	381,702	1,759,646
Telefonaktiebolaget LM Ericsson, ADR	144,533	1,069,544
		2,829,190
Containers and Packaging — 0.6%
WestRock Co.	54,510	2,171,678
Distributors — 0.4%
LKQ Corp.	27,024	1,326,608
Diversified Consumer Services — 0.4%
H&R Block, Inc.	40,889	1,444,200
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	13,351	3,645,090
Diversified Telecommunication Services — 1.2%
Lumen Technologies, Inc.	395,827	4,318,473
Electric Utilities — 0.9%
NRG Energy, Inc.	83,389	3,182,958
Electrical Equipment — 0.2%
Encore Wire Corp.	6,097	633,600
Entertainment — 2.3%
Electronic Arts, Inc.	36,207	4,404,582
Nintendo Co. Ltd.	9,400	4,042,529
		8,447,111
Equity Real Estate Investment Trusts (REITs) — 1.2%
Weyerhaeuser Co.	137,090	4,540,421
Food and Staples Retailing — 4.6%
Albertsons Cos., Inc., Class A	141,753	3,787,640
Costco Wholesale Corp.	5,407	2,591,467
Kroger Co.	148,784	7,041,947
Walmart, Inc.	26,740	3,251,049
		16,672,103
Food Products — 5.1%
Archer-Daniels-Midland Co.	121,998	9,467,045
Tyson Foods, Inc., Class A	108,274	9,318,060
		18,785,105
Health Care Equipment and Supplies — 1.3%
Hologic, Inc.(1)	69,898	4,843,931
Health Care Providers and Services — 10.3%
Centene Corp.(1)	72,442	6,129,318
CVS Health Corp.	108,062	10,013,025
Elevance Health, Inc.	9,132	4,406,921
Henry Schein, Inc.(1)	30,399	2,332,819
Laboratory Corp. of America Holdings	3,175	744,093
McKesson Corp.	28,492	9,294,375
Quest Diagnostics, Inc.	6,973	927,269
UnitedHealth Group, Inc.	7,093	3,643,178
		37,490,998
Hotels, Restaurants and Leisure — 0.3%
Boyd Gaming Corp.	21,319	1,060,620
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	64,830	1,481,366
5

	Shares	Value
Insurance — 4.3%
Allstate Corp.	21,805	$2,763,348
Everest Re Group Ltd.	30,472	8,540,692
Progressive Corp.	36,490	4,242,692
		15,546,732
Interactive Media and Services — 0.2%
Alphabet, Inc., Class A(1)	271	590,580
IT Services — 4.5%
Amdocs Ltd.	53,037	4,418,512
Cognizant Technology Solutions Corp., Class A	58,892	3,974,621
DXC Technology Co.(1)	59,352	1,798,959
International Business Machines Corp.	43,161	6,093,902
		16,285,994
Life Sciences Tools and Services — 0.6%
PerkinElmer, Inc.	15,970	2,271,253
Machinery — 2.8%
AGCO Corp.	23,745	2,343,632
CNH Industrial NV	192,372	2,229,592
Oshkosh Corp.	45,672	3,751,498
Snap-on, Inc.	9,880	1,946,656
		10,271,378
Metals and Mining — 0.3%
Nucor Corp.	11,979	1,250,727
Multi-Utilities — 0.2%
Brookfield Infrastructure Partners LP	15,365	587,250
Multiline Retail — 0.4%
Kohl's Corp.	44,569	1,590,668
Oil, Gas and Consumable Fuels — 8.5%
APA Corp.	23,929	835,122
Cheniere Energy, Inc.	5,202	692,022
Chevron Corp.	11,494	1,664,101
Devon Energy Corp.	38,716	2,133,639
Diamondback Energy, Inc.	13,328	1,614,687
Equinor ASA, ADR	184,532	6,414,332
Exxon Mobil Corp.	86,988	7,449,652
Oasis Petroleum, Inc.	9,527	1,158,960
Ovintiv, Inc.	25,998	1,148,852
PDC Energy, Inc.	11,422	703,710
Phillips 66	31,161	2,554,890
Shell PLC, ADR	69,212	3,619,096
SM Energy Co.	27,759	949,080
		30,938,143
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.	32,379	1,696,983
Sylvamo Corp.	23,885	780,562
		2,477,545
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	62,098	4,781,546
Johnson & Johnson	30,190	5,359,027
Merck & Co., Inc.	55,851	5,091,936
Organon & Co.	63,071	2,128,646
Takeda Pharmaceutical Co. Ltd.	42,600	1,196,563
6

	Shares	Value
Viatris, Inc.	152,379	$1,595,408
		20,153,126
Professional Services — 4.6%
CACI International, Inc., Class A(1)	23,272	6,557,584
FTI Consulting, Inc.(1)	8,569	1,549,704
Jacobs Engineering Group, Inc.	19,365	2,461,872
KBR, Inc.	27,892	1,349,694
Leidos Holdings, Inc.	38,062	3,833,224
Science Applications International Corp.	12,166	1,132,655
		16,884,733
Real Estate Management and Development — 1.6%
CBRE Group, Inc., Class A(1)	14,905	1,097,157
Jones Lang LaSalle, Inc.(1)	27,333	4,779,448
		5,876,605
Road and Rail — 0.9%
Knight-Swift Transportation Holdings, Inc.	34,153	1,580,942
Ryder System, Inc.	10,158	721,828
Schneider National, Inc., Class B	43,264	968,248
		3,271,018
Semiconductors and Semiconductor Equipment — 1.1%
ASE Technology Holding Co. Ltd., ADR	139,358	720,481
Intel Corp.	85,421	3,195,600
		3,916,081
Software — 1.3%
Dropbox, Inc., Class A(1)	35,872	752,953
Fortinet, Inc.(1)	24,200	1,369,236
Microsoft Corp.	7,204	1,850,203
Oracle Corp. (New York)	8,757	611,852
		4,584,244
Specialty Retail — 3.7%
AutoNation, Inc.(1)	34,816	3,891,036
Bath & Body Works, Inc.	30,605	823,887
Dick's Sporting Goods, Inc.	22,016	1,659,346
Lithia Motors, Inc.	7,034	1,933,014
Penske Automotive Group, Inc.	30,716	3,215,658
Williams-Sonoma, Inc.	17,435	1,934,413
		13,457,354
Technology Hardware, Storage and Peripherals — 0.8%
Dell Technologies, Inc., Class C	27,778	1,283,621
Hewlett Packard Enterprise Co.	72,748	964,639
Western Digital Corp.(1)	17,386	779,414
		3,027,674
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC, ADR	152,218	2,371,556
TOTAL COMMON STOCKS (Cost $360,833,507)		361,084,608
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $567,083), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $553,807)		553,785
7

	Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $3,394,656), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $3,328,133)		$3,328,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,881,785)		3,881,785
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $364,715,292)		364,966,393
OTHER ASSETS AND LIABILITIES†		119,830
TOTAL NET ASSETS — 100.0%		$365,086,223

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $364,715,292)	$364,966,393
Foreign currency holdings, at value (cost of $24,153)	24,318
Receivable for investments sold	463,543
Receivable for capital shares sold	152,816
Dividends and interest receivable	503,674
366,110,744

Liabilities
Disbursements in excess of demand deposit cash	26,640
Payable for investments purchased	475,634
Payable for capital shares redeemed	295,820
Accrued management fees	218,973
Distribution fees payable	7,454
1,024,521

Net Assets	$365,086,223

Net Assets Consist of:
Capital (par value and paid-in surplus)	$384,166,762
Distributable earnings	(19,080,539)
$365,086,223

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$330,218,720	46,879,247	$7.04
Class II, $0.01 Par Value	$34,867,503	4,948,745	$7.05

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $56,492)	$4,450,050
Interest	7,720
4,457,770

Expenses:
Management fees	1,455,742
Distribution fees - Class II	48,417
Directors' fees and expenses	5,218
1,509,377

Net investment income (loss)	2,948,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(18,635,150)
Foreign currency translation transactions	(10,892)
(18,646,042)

Change in net unrealized appreciation (depreciation) on:
Investments	(50,711,772)
Translation of assets and liabilities in foreign currencies	(176)
(50,711,948)

Net realized and unrealized gain (loss)	(69,357,990)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,409,597)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$2,948,393	$4,656,960
Net realized gain (loss)	(18,646,042)	98,325,897
Change in net unrealized appreciation (depreciation)	(50,711,948)	(11,820,635)
Net increase (decrease) in net assets resulting from operations	(66,409,597)	91,162,222

Distributions to Shareholders
From earnings:
Class I	(90,951,327)	(63,373,538)
Class II	(9,213,978)	(5,351,050)
Decrease in net assets from distributions	(100,165,305)	(68,724,588)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	80,611,985	36,571,754

Net increase (decrease) in net assets	(85,962,917)	59,009,388

Net Assets
Beginning of period	451,049,140	392,039,752
End of period	$365,086,223	$451,049,140

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.65% to 0.70% for each class. The effective annual management fee for each class for the period ended June 30, 2022 was 0.70%.
Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $646,120 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(67,460) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $466,703,923 and $482,381,578, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,570,613	$14,128,275	3,634,562	$37,826,575
Issued in reinvestment of distributions	10,885,856	90,951,327	6,487,592	63,373,538
Redeemed	(3,860,522)	(34,090,405)	(7,057,131)	(73,434,628)
	8,595,947	70,989,197	3,065,023	27,765,485
Class II/Shares Authorized	50,000,000		50,000,000
Sold	491,636	4,475,940	1,038,975	10,836,300
Issued in reinvestment of distributions	1,102,490	9,213,978	547,975	5,351,050
Redeemed	(447,922)	(4,067,130)	(704,601)	(7,381,081)
	1,146,204	9,622,788	882,349	8,806,269
Net increase (decrease)	9,742,151	$80,611,985	3,947,372	$36,571,754

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$346,834,021	$14,250,587	—
Short-Term Investments	—	3,881,785	—
	$346,834,021	$18,132,372	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$364,972,828
Gross tax appreciation of investments	$26,736,894
Gross tax depreciation of investments	(26,743,329)
Net tax appreciation (depreciation) of investments	$(6,435)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$10.72	0.06	(1.32)	(1.26)	(0.07)	(2.35)	(2.42)	$7.04	(15.25)%	0.70%(4)	1.45%(4)	113%	$330,219
2021	$10.28	0.11	2.13	2.24	(0.11)	(1.69)	(1.80)	$10.72	23.65%	0.70%	1.09%	248%	$410,287
2020	$10.02	0.19	0.73	0.92	(0.18)	(0.48)	(0.66)	$10.28	11.81%	0.70%	2.03%	163%	$362,015
2019	$9.02	0.20	1.85	2.05	(0.20)	(0.85)	(1.05)	$10.02	23.95%	0.70%	2.07%	83%	$351,774
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%	2.11%	70%	$315,041
2017	$9.32	0.24	1.62	1.86	(0.24)	(0.23)	(0.47)	$10.71	20.49%	0.71%	2.47%	76%	$378,295
Class II
2022(3)	$10.72	0.05	(1.32)	(1.27)	(0.05)	(2.35)	(2.40)	$7.05	(15.23)%	0.95%(4)	1.20%(4)	113%	$34,868
2021	$10.28	0.09	2.13	2.22	(0.09)	(1.69)	(1.78)	$10.72	23.34%	0.95%	0.84%	248%	$40,762
2020	$10.03	0.16	0.73	0.89	(0.16)	(0.48)	(0.64)	$10.28	11.45%	0.95%	1.78%	163%	$30,024
2019	$9.02	0.17	1.87	2.04	(0.18)	(0.85)	(1.03)	$10.03	23.75%	0.95%	1.82%	83%	$31,632
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%	1.86%	70%	$26,938
2017	$9.32	0.22	1.62	1.84	(0.21)	(0.23)	(0.44)	$10.72	20.30%	0.96%	2.22%	76%	$26,833

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the
19

Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was near the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board
20

reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

21

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 2208

Semiannual Report

June 30, 2022

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	94.7%
Exchange-Traded Funds	5.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.2)%

Top Five Industries*	% of net assets
Software	16.1%
Technology Hardware, Storage and Peripherals	8.7%
Semiconductors and Semiconductor Equipment	7.1%
Interactive Media and Services	7.1%
IT Services	6.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$702.10	$3.38	0.80%
Class II	$1,000	$701.60	$4.01	0.95%
Hypothetical
Class I	$1,000	$1,020.83	$4.01	0.80%
Class II	$1,000	$1,020.08	$4.76	0.95%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Aerospace and Defense — 1.7%
Lockheed Martin Corp.	199	$85,562
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	496	90,540
Auto Components — 0.8%
Aptiv PLC(1)	450	40,082
Automobiles — 2.9%
Tesla, Inc.(1)	222	149,499
Beverages — 2.0%
PepsiCo, Inc.	633	105,496
Biotechnology — 3.8%
AbbVie, Inc.	856	131,105
Vertex Pharmaceuticals, Inc.(1)	242	68,193
		199,298
Building Products — 0.8%
Masco Corp.	547	27,678
Trex Co., Inc.(1)	279	15,183
		42,861
Capital Markets — 1.2%
S&P Global, Inc.	185	62,356
Chemicals — 0.9%
Air Products & Chemicals, Inc.	199	47,856
Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	228	48,012
Rockwell Automation, Inc.	160	31,890
		79,902
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	285	44,905
Cognex Corp.	501	21,302
Keysight Technologies, Inc.(1)	331	45,628
		111,835
Energy Equipment and Services — 0.9%
Schlumberger NV	1,328	47,489
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	487	30,910
Take-Two Interactive Software, Inc.(1)	202	24,751
Walt Disney Co.(1)	505	47,672
		103,333
Equity Real Estate Investment Trusts (REITs) — 1.0%
Prologis, Inc.	134	15,765
SBA Communications Corp.	119	38,086
		53,851
Food Products — 0.9%
Mondelez International, Inc., Class A	667	41,414
Vital Farms, Inc.(1)	390	3,413
		44,827
Health Care Equipment and Supplies — 2.2%
DexCom, Inc.(1)	224	16,695
4

	Shares	Value
Edwards Lifesciences Corp.(1)	437	$41,554
IDEXX Laboratories, Inc.(1)	67	23,499
Intuitive Surgical, Inc.(1)	161	32,314
		114,062
Health Care Providers and Services — 3.7%
Cigna Corp.	253	66,670
UnitedHealth Group, Inc.	241	123,785
		190,455
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	250	22,270
Chipotle Mexican Grill, Inc.(1)	33	43,140
Dutch Bros, Inc., Class A(1)(2)	243	7,691
Expedia Group, Inc.(1)	164	15,552
		88,653
Household Products — 1.5%
Procter & Gamble Co.	535	76,928
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A(1)	164	357,399
Snap, Inc., Class A(1)	751	9,860
		367,259
Internet and Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	2,500	265,525
IT Services — 6.4%
Accenture PLC, Class A	95	26,377
Mastercard, Inc., Class A	101	31,863
Okta, Inc.(1)	160	14,464
Twilio, Inc., Class A(1)	184	15,421
Visa, Inc., Class A	1,255	247,097
		335,222
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	269	31,949
Repligen Corp.(1)	92	14,941
		46,890
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	300	26,943
Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	210	53,481
Pharmaceuticals — 3.0%
Eli Lilly & Co.	186	60,307
Novo Nordisk A/S, B Shares	383	42,476
Zoetis, Inc.	304	52,254
		155,037
Road and Rail — 2.1%
Lyft, Inc., Class A(1)	1,048	13,917
Uber Technologies, Inc.(1)	1,314	26,885
Union Pacific Corp.	312	66,543
		107,345
Semiconductors and Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.(1)	1,293	98,876
Analog Devices, Inc.	542	79,181
ASML Holding NV	117	55,275
GLOBALFOUNDRIES, Inc.(1)	208	8,391
5

	Shares	Value
NVIDIA Corp.	857	$129,912
		371,635
Software — 16.1%
Cadence Design Systems, Inc.(1)	168	25,205
Crowdstrike Holdings, Inc., Class A(1)	152	25,621
Datadog, Inc., Class A(1)	255	24,286
Microsoft Corp.	2,481	637,195
PagerDuty, Inc.(1)	838	20,766
Paycor HCM, Inc.(1)(2)	196	5,096
Salesforce, Inc.(1)	196	32,348
Splunk, Inc.(1)	291	25,742
UiPath, Inc., Class A(1)	828	15,061
Workday, Inc., Class A(1)	205	28,614
		839,934
Specialty Retail — 2.1%
Home Depot, Inc.	273	74,876
TJX Cos., Inc.	577	32,225
		107,101
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	3,329	455,141
Textiles, Apparel and Luxury Goods — 1.2%
NIKE, Inc., Class B	597	61,013
TOTAL COMMON STOCKS (Cost $3,138,494)		4,927,411
EXCHANGE-TRADED FUNDS — 5.1%
iShares Russell 1000 Growth ETF	391	85,511
Technology Select Sector SPDR Fund	1,431	181,909
TOTAL EXCHANGE-TRADED FUNDS (Cost $309,719)		267,420
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	86	86
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,141	13,141
		13,227
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $9,712), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $9,484)		9,484
TOTAL SHORT-TERM INVESTMENTS (Cost $22,711)		22,711
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,470,924)		5,217,542
OTHER ASSETS AND LIABILITIES — (0.2)%		(11,804)
TOTAL NET ASSETS — 100.0%		$5,205,738

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,193	USD	1,255	JPMorgan Chase Bank N.A.	9/30/22	$3
USD	49,397	EUR	46,717	JPMorgan Chase Bank N.A.	9/30/22	135
USD	1,600	EUR	1,502	JPMorgan Chase Bank N.A.	9/30/22	17
						$155

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,787. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,141.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,457,783) — including $12,787 of securities on loan	$5,204,401
Investment made with cash collateral received for securities on loan, at value (cost of $13,141)	13,141
Total investment securities, at value (cost of $3,470,924)	5,217,542
Receivable for investments sold	28,142
Receivable for capital shares sold	2,245
Unrealized appreciation on forward foreign currency exchange contracts	155
Dividends and interest receivable	1,243
Securities lending receivable	408
5,249,735

Liabilities
Payable for collateral received for securities on loan	13,141
Payable for investments purchased	26,550
Payable for capital shares redeemed	152
Accrued management fees	3,275
Distribution fees payable	879
43,997

Net Assets	$5,205,738

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,603,453
Distributable earnings	1,602,285
$5,205,738

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$1,115,861	78,982	$14.13
Class II, $0.01 Par Value	$4,089,877	291,018	$14.05

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $189)	$21,737
Securities lending, net	1,149
Interest	37
22,923

Expenses:
Management fees	25,504
Distribution fees - Class II	5,970
Directors' fees and expenses	80
31,554
Fees waived(1)	(3,099)
28,455

Net investment income (loss)	(5,532)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(126,786)
Forward foreign currency exchange contract transactions	6,302
Foreign currency translation transactions	(24)
(120,508)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,103,468)
Forward foreign currency exchange contracts	844
(2,102,624)

Net realized and unrealized gain (loss)	(2,223,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,228,664)
(1)Amount consists of $711 and $2,388 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$(5,532)	$(20,964)
Net realized gain (loss)	(120,508)	551,595
Change in net unrealized appreciation (depreciation)	(2,102,624)	916,331
Net increase (decrease) in net assets resulting from operations	(2,228,664)	1,446,962

Distributions to Shareholders
From earnings:
Class I	(124,364)	(2,122)
Class II	(407,697)	(934,935)
Decrease in net assets from distributions	(532,061)	(937,057)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	676,804	1,524,253

Net increase (decrease) in net assets	(2,083,921)	2,034,158

Net Assets
Beginning of period	7,289,659	5,255,501
End of period	$5,205,738	$7,289,659

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,141	—	—	—	$13,141
Gross amount of recognized liabilities for securities lending transactions					$13,141
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2022 through July 31, 2022, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2022, the investment advisor agreed to increase the amount of the waiver from 0.10% to 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
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The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.90%	0.80%
Class II	0.80%	0.70%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $2,041,766 and $1,893,372, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	16,224	$291,108	74,297	$1,510,062
Issued in reinvestment of distributions	6,683	124,364	124	2,122
Redeemed	(17,681)	(269,204)	(1,224)	(26,345)
	5,226	146,268	73,197	1,485,839
Class II/Shares Authorized	50,000,000		50,000,000
Sold	32,866	548,673	14,810	294,899
Issued in reinvestment of distributions	22,014	407,697	54,707	934,935
Redeemed	(25,485)	(425,834)	(59,160)	(1,191,420)
	29,395	530,536	10,357	38,414
Net increase (decrease)	34,621	$676,804	83,554	$1,524,253

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,829,660	$97,751	—
Exchange-Traded Funds	267,420	—	—
Short-Term Investments	13,227	9,484	—
	$5,110,307	$107,235	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$155	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $112,894.

The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $155 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $6,302 in net realized gain (loss) on forward foreign currency exchange contract transactions and $844 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,515,379
Gross tax appreciation of investments	$2,052,883
Gross tax depreciation of investments	(350,720)
Net tax appreciation (depreciation) of investments	$1,702,163

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$21.81	—(4)	(6.12)	(6.12)	—	(1.56)	(1.56)	$14.13	(29.79)%	0.80%(5)	0.90%(5)	(0.06)%(5)	(0.16)%(5)	30%	$1,116
2021	$20.91	(0.05)	4.75	4.70	—	(3.80)	(3.80)	$21.81	27.40%	0.80%	0.96%	(0.21)%	(0.37)%	41%	$1,608
2020	$17.05	0.01	5.11	5.12	(0.07)	(1.19)	(1.26)	$20.91	34.87%	0.81%	1.01%	0.04%	(0.16)%	48%	$12
2019	$14.34	0.07	4.66	4.73	(0.06)	(1.96)	(2.02)	$17.05	35.48%	0.81%	1.00%	0.43%	0.24%	52%	$8
2018	$14.87	0.05	(0.24)	(0.19)	(0.04)	(0.30)	(0.34)	$14.34	(1.36)%	0.82%	1.00%	0.28%	0.10%	63%	$6
2017	$13.27	0.05	3.84	3.89	(0.12)	(2.17)	(2.29)	$14.87	30.38%	0.84%	1.01%	0.35%	0.18%	60%	$150
Class II
2022(3)	$21.72	(0.02)	(6.09)	(6.11)	—	(1.56)	(1.56)	$14.05	(29.84)%	0.95%(5)	1.05%(5)	(0.21)%(5)	(0.31)%(5)	30%	$4,090
2021	$20.87	(0.07)	4.72	4.65	—	(3.80)	(3.80)	$21.72	27.14%	0.95%	1.11%	(0.36)%	(0.52)%	41%	$5,681
2020	$17.02	(0.02)	5.12	5.10	(0.06)	(1.19)	(1.25)	$20.87	34.67%	0.96%	1.16%	(0.11)%	(0.31)%	48%	$5,244
2019	$14.31	0.04	4.67	4.71	(0.04)	(1.96)	(2.00)	$17.02	35.33%	0.96%	1.15%	0.28%	0.09%	52%	$5,580
2018	$14.85	0.02	(0.24)	(0.22)	(0.02)	(0.30)	(0.32)	$14.31	(1.59)%	0.97%	1.15%	0.13%	(0.05)%	63%	$4,688
2017	$13.25	0.03	3.84	3.87	(0.10)	(2.17)	(2.27)	$14.85	30.22%	0.99%	1.16%	0.20%	0.03%	60%	$5,363

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one- and five-year periods, and below its benchmark for the three- and ten-year periods reviewed by the Board. The Board found the investment
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management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management
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fee of 0.14% (e.g., the Class I unified fee will be reduced from 0.90% to 0.76%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 2208

Semiannual Report

June 30, 2022

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Short-Term Investments	3.5%
Other Assets and Liabilities	(0.3)%

Top Five Countries	% of net assets
France	19.2%
United Kingdom	15.9%
Japan	9.5%
Switzerland	7.2%
Germany	5.9%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$720.10	$5.08	1.19%
Class II	$1,000	$719.80	$5.71	1.34%
Hypothetical
Class I	$1,000	$1,018.89	$5.96	1.19%
Class II	$1,000	$1,018.15	$6.71	1.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 4.5%
Atlassian Corp. PLC, Class A(1)	9,140	$1,712,836
CSL Ltd.	21,740	4,036,572
NEXTDC Ltd.(1)	122,310	900,195
Xero Ltd.(1)	10,810	576,612
		7,226,215
Belgium — 1.2%
KBC Group NV	33,380	1,877,991
Canada — 4.8%
Canadian Pacific Railway Ltd.	37,910	2,647,986
Element Fleet Management Corp.	70,910	739,288
First Quantum Minerals Ltd.	52,340	992,964
GFL Environmental, Inc.	61,052	1,575,142
Toronto-Dominion Bank	26,690	1,750,235
		7,705,615
China — 1.2%
Li Ning Co. Ltd.	208,500	1,941,362
Denmark — 3.2%
Novo Nordisk A/S, B Shares	45,510	5,047,164
Finland — 0.8%
Neste Oyj	28,130	1,251,250
France — 19.2%
Air Liquide SA	21,219	2,856,136
Airbus SE	15,020	1,469,104
Arkema SA	7,780	695,940
Bureau Veritas SA(2)	47,806	1,229,955
Capgemini SE	12,050	2,078,144
Carrefour SA	42,850	760,643
Dassault Systemes SE	42,330	1,567,940
Edenred	36,817	1,744,044
EssilorLuxottica SA	9,330	1,414,545
L'Oreal SA	5,500	1,909,629
LVMH Moet Hennessy Louis Vuitton SE	7,330	4,492,393
Pernod Ricard SA	11,340	2,096,479
Safran SA	6,750	672,067
Sartorius Stedim Biotech	2,200	694,139
Schneider Electric SE	23,880	2,845,433
Teleperformance	5,410	1,670,522
Thales SA	15,850	1,946,015
Valeo	22,870	445,644
		30,588,772
Germany — 5.9%
Brenntag SE	13,870	908,182
Commerzbank AG(1)	205,070	1,454,999
Infineon Technologies AG	46,453	1,129,993
Mercedes-Benz Group AG	28,990	1,683,691
Puma SE	23,240	1,541,892
4

	Shares	Value
Symrise AG	25,570	$2,788,798
		9,507,555
Hong Kong — 2.1%
AIA Group Ltd.	315,200	3,444,053
India — 0.7%
HDFC Bank Ltd.	62,120	1,064,060
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,218,800	1,080,422
Ireland — 3.2%
CRH PLC	42,910	1,480,773
ICON PLC(1)	10,460	2,266,682
Kerry Group PLC, A Shares	14,770	1,412,484
		5,159,939
Italy — 3.5%
Ferrari NV	14,580	2,683,268
Prysmian SpA	47,230	1,297,545
Tenaris SA	123,120	1,581,369
		5,562,182
Japan — 9.5%
BayCurrent Consulting, Inc.(2)	4,300	1,149,614
Food & Life Cos. Ltd.	22,300	478,426
Hoya Corp.	18,600	1,591,842
JSR Corp.	38,500	1,000,468
Keyence Corp.	7,900	2,709,212
Kobe Bussan Co. Ltd.	65,600	1,612,516
MonotaRO Co. Ltd.(2)	124,600	1,858,246
Nintendo Co. Ltd.	4,800	2,064,270
Obic Co. Ltd.	11,000	1,564,267
Recruit Holdings Co. Ltd.	37,600	1,107,336
		15,136,197
Netherlands — 5.9%
Adyen NV(1)	1,478	2,132,949
ASML Holding NV	7,090	3,349,585
Koninklijke DSM NV	11,295	1,618,015
Universal Music Group NV	114,840	2,300,936
		9,401,485
Spain — 4.2%
Amadeus IT Group SA(1)	17,700	991,097
Cellnex Telecom SA	64,126	2,495,666
Iberdrola SA	303,931	3,164,348
		6,651,111
Sweden — 1.8%
Epiroc AB, A Shares	86,900	1,347,390
Hexagon AB, B Shares(2)	144,630	1,511,247
		2,858,637
Switzerland — 7.2%
Alcon, Inc.	39,912	2,798,691
Lonza Group AG	5,690	3,039,241
On Holding AG, Class A(1)	35,700	631,533
Partners Group Holding AG	540	487,672
Sika AG	8,851	2,043,140
Zurich Insurance Group AG	5,870	2,559,750
		11,560,027
5

	Shares	Value
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	$929,528
Thailand — 0.7%
Kasikornbank PCL	257,000	1,104,629
United Kingdom — 15.9%
Ashtead Group PLC	32,090	1,349,980
AstraZeneca PLC	43,550	5,745,191
BT Group PLC	504,380	1,146,334
Compass Group PLC	104,870	2,153,126
Halma PLC	19,360	475,329
HSBC Holdings PLC	503,600	3,294,842
London Stock Exchange Group PLC	25,661	2,394,470
NatWest Group PLC	890,280	2,369,713
Reckitt Benckiser Group PLC	41,821	3,145,453
Segro PLC	138,380	1,651,949
Whitbread PLC	55,880	1,694,540
		25,420,927
TOTAL COMMON STOCKS (Cost $142,854,555)		154,519,121
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,137,004	1,137,004
Repurchase Agreements — 2.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $661,915), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $646,419)		646,393
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $3,963,764), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $3,886,155)		3,886,000
		4,532,393
TOTAL SHORT-TERM INVESTMENTS (Cost $5,669,397)		5,669,397
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $148,523,952)		160,188,518
OTHER ASSETS AND LIABILITIES — (0.3)%		(552,794)
TOTAL NET ASSETS — 100.0%		$159,635,724

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	15.7%
Financials	14.9%
Information Technology	14.7%
Industrials	14.4%
Consumer Discretionary	12.0%
Materials	8.3%
Consumer Staples	6.9%
Communication Services	5.1%
Utilities	2.0%
Energy	1.8%
Real Estate	1.0%
Short-Term Investments	3.5%
Other Assets and Liabilities	(0.3)%
6

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,416,183. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,814,942, which includes securities collateral of $2,677,938.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $147,386,948) — including $3,416,183 of securities on loan	$159,051,514
Investment made with cash collateral received for securities on loan, at value (cost of $1,137,004)	1,137,004
Total investment securities, at value (cost of $148,523,952)	160,188,518
Foreign currency holdings, at value (cost of $787,370)	787,697
Receivable for investments sold	310,911
Receivable for capital shares sold	28,861
Dividends and interest receivable	516,155
Securities lending receivable	5,651
Other assets	10,369
161,848,162

Liabilities
Disbursements in excess of demand deposit cash	775,376
Payable for collateral received for securities on loan	1,137,004
Payable for capital shares redeemed	125,898
Accrued management fees	127,456
Distribution fees payable	7,428
Accrued foreign taxes	36,008
Accrued foreign withholding tax reclaim expenses	3,268
2,212,438

Net Assets	$159,635,724

Net Assets Consist of:
Capital (par value and paid-in surplus)	$148,557,244
Distributable earnings	11,078,480
$159,635,724

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$124,894,444	13,696,618	$9.12
Class II, $0.01 Par Value	$34,741,280	3,814,136	$9.11

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $255,197)	$2,172,161
Foreign withholding tax recoveries	716,804
Interest	200,990
Securities lending, net	11,729
3,101,684

Expenses:
Management fees	961,691
Distribution fees - Class II	51,747
Directors' fees and expenses	2,357
Foreign withholding tax reclaim expenses	210,198
Other expenses	2,276
1,228,269
Fees waived(1)	(92,678)
1,135,591

Net investment income (loss)	1,966,093

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $29,480)	(2,198,433)
Foreign currency translation transactions	(109,294)
(2,307,727)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $56,181)	(62,342,649)
Translation of assets and liabilities in foreign currencies	(25,176)
(62,367,825)

Net realized and unrealized gain (loss)	(64,675,552)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,709,459)
(1)Amount consists of $71,979 and $20,699 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$1,966,093	$2,055,462
Net realized gain (loss)	(2,307,727)	27,338,944
Change in net unrealized appreciation (depreciation)	(62,367,825)	(10,122,837)
Net increase (decrease) in net assets resulting from operations	(62,709,459)	19,271,569

Distributions to Shareholders
From earnings:
Class I	(22,559,900)	(5,364,716)
Class II	(6,497,244)	(1,428,046)
Decrease in net assets from distributions	(29,057,144)	(6,792,762)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,214,358	(10,048,205)

Net increase (decrease) in net assets	(66,552,245)	2,430,602

Net Assets
Beginning of period	226,187,969	223,757,367
End of period	$159,635,724	$226,187,969

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services. Foreign withholding tax recoveries represent the receipt of certain European Union (EU) withholding taxes previously withheld. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,137,004	—	—	—	$1,137,004
Gross amount of recognized liabilities for securities lending transactions					$1,137,004
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended June 30, 2022, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2022 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	1.00% to 1.06%	1.06%	0.96%
Class II	0.90% to 0.96%	0.96%	0.86%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses —The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.23% for the period ended June 30, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $148,844 and $729,957, respectively. The effect of interfund transactions on the Statement of Operations was $(382,427) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $50,543,183 and $55,171,572, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	719,233	$7,824,429	755,750	$11,017,680
Issued in reinvestment of distributions	2,010,686	22,559,900	390,729	5,364,716
Redeemed	(862,140)	(9,976,891)	(1,774,403)	(26,016,890)
	1,867,779	20,407,438	(627,924)	(9,634,494)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	107,601	1,267,325	293,665	4,306,392
Issued in reinvestment of distributions	579,594	6,497,244	104,085	1,428,046
Redeemed	(273,015)	(2,957,649)	(419,140)	(6,148,149)
	414,180	4,806,920	(21,390)	(413,711)
Net increase (decrease)	2,281,959	$25,214,358	(649,314)	$(10,048,205)
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,186,193	$148,332,928	—
Short-Term Investments	1,137,004	4,532,393	—
	$7,323,197	$152,865,321	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,906,689
Gross tax appreciation of investments	$27,246,202
Gross tax depreciation of investments	(15,964,373)
Net tax appreciation (depreciation) of investments	$11,281,829

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$14.86	0.12	(3.91)	(3.79)	(0.17)	(1.78)	(1.95)	$9.12	(27.99)%	1.19%(4)	1.29%(4)	2.16%(4)	2.06%(4)	27%	$124,894
2021	$14.10	0.14	1.05	1.19	(0.02)	(0.41)	(0.43)	$14.86	8.75%	1.04%	1.29%	0.92%	0.67%	47%	$175,756
2020	$11.50	0.02	2.81	2.83	(0.06)	(0.17)	(0.23)	$14.10	25.88%	1.00%	1.36%	0.21%	(0.15)%	59%	$175,606
2019	$9.54	0.05	2.56	2.61	(0.09)	(0.56)	(0.65)	$11.50	28.42%	1.03%	1.37%	0.52%	0.18%	65%	$143,094
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%	1.37%	0.78%	0.45%	66%	$117,384
2017	$9.37	0.09	2.81	2.90	(0.09)	—	(0.09)	$12.18	31.21%	1.09%	1.35%	0.81%	0.55%	58%	$153,123
Class II
2022(3)	$14.83	0.11	(3.90)	(3.79)	(0.15)	(1.78)	(1.93)	$9.11	(28.02)%	1.34%(4)	1.44%(4)	2.01%(4)	1.91%(4)	27%	$34,741
2021	$14.07	0.11	1.06	1.17	—(5)	(0.41)	(0.41)	$14.83	8.60%	1.19%	1.44%	0.77%	0.52%	47%	$50,432
2020	$11.48	0.01	2.79	2.80	(0.04)	(0.17)	(0.21)	$14.07	25.65%	1.15%	1.51%	0.06%	(0.30)%	59%	$48,151
2019	$9.53	0.04	2.55	2.59	(0.08)	(0.56)	(0.64)	$11.48	28.14%	1.18%	1.52%	0.37%	0.03%	65%	$41,227
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%	1.52%	0.63%	0.30%	66%	$36,919
2017	$9.36	0.06	2.82	2.88	(0.08)	—	(0.08)	$12.16	30.93%	1.24%	1.50%	0.66%	0.40%	58%	$46,223

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment
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management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to
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the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to an extension of the current temporary reduction of the Fund's annual unified management fee of 0.10% (e.g., the Class I unified fee will be reduced from 1.06% to 0.96%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the
21

management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 2208

Semiannual Report

June 30, 2022

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	96.6%
Exchange-Traded Funds	0.7%
Short-Term Investments	2.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries*	% of net assets
Health Care Equipment and Supplies	8.2%
Pharmaceuticals	7.8%
Banks	6.6%
Electric Utilities	6.5%
Capital Markets	6.0%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$926.80	$3.44	0.72%
Class II	$1,000	$925.80	$4.15	0.87%
Hypothetical
Class I	$1,000	$1,021.22	$3.61	0.72%
Class II	$1,000	$1,020.48	$4.36	0.87%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.6%
Aerospace and Defense — 3.2%
General Dynamics Corp.	3,874	$857,122
Raytheon Technologies Corp.	33,943	3,262,262
		4,119,384
Airlines — 1.2%
Southwest Airlines Co.(1)	44,458	1,605,823
Automobiles — 0.4%
Volkswagen AG, Preference Shares	4,226	568,987
Banks — 6.6%
JPMorgan Chase & Co.	32,325	3,640,118
Truist Financial Corp.	53,502	2,537,600
U.S. Bancorp	52,891	2,434,044
		8,611,762
Beverages — 0.9%
PepsiCo, Inc.	6,662	1,110,289
Capital Markets — 6.0%
Ameriprise Financial, Inc.	5,646	1,341,941
Bank of New York Mellon Corp.	80,662	3,364,412
BlackRock, Inc.	2,787	1,697,394
Northern Trust Corp.	14,589	1,407,547
		7,811,294
Chemicals — 0.5%
Akzo Nobel NV	10,279	672,225
Communications Equipment — 3.6%
Cisco Systems, Inc.	71,409	3,044,880
F5, Inc.(1)	10,934	1,673,339
		4,718,219
Containers and Packaging — 1.4%
Sonoco Products Co.	32,349	1,845,187
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	10,142	2,768,969
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	84,579	4,292,384
Electric Utilities — 6.5%
Duke Energy Corp.	16,113	1,727,475
Edison International	18,875	1,193,655
Eversource Energy	14,322	1,209,779
Pinnacle West Capital Corp.	27,605	2,018,478
Xcel Energy, Inc.	33,458	2,367,488
		8,516,875
Electrical Equipment — 2.7%
Emerson Electric Co.	26,144	2,079,494
nVent Electric PLC	46,289	1,450,234
		3,529,728
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	12,808	1,449,225
4

	Shares	Value
Energy Equipment and Services — 0.8%
Baker Hughes Co.	37,857	$1,092,932
Entertainment — 1.0%
Walt Disney Co.(1)	13,904	1,312,538
Equity Real Estate Investment Trusts (REITs) — 0.8%
Healthpeak Properties, Inc.	38,163	988,803
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	49,810	1,296,505
Walmart, Inc.	12,437	1,512,090
		2,808,595
Food Products — 3.3%
Conagra Brands, Inc.	75,839	2,596,727
Mondelez International, Inc., Class A	26,479	1,644,081
		4,240,808
Health Care Equipment and Supplies — 8.2%
Becton Dickinson and Co.	6,287	1,549,934
Medtronic PLC	62,079	5,571,590
Zimmer Biomet Holdings, Inc.	33,962	3,568,048
		10,689,572
Health Care Providers and Services — 5.7%
Cigna Corp.	4,990	1,314,965
CVS Health Corp.	17,432	1,615,249
Henry Schein, Inc.(1)	19,640	1,507,173
Quest Diagnostics, Inc.	11,313	1,504,403
Universal Health Services, Inc., Class B	14,860	1,496,551
		7,438,341
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	15,688	1,109,679
Household Products — 4.4%
Colgate-Palmolive Co.	12,157	974,262
Henkel AG & Co. KGaA, Preference Shares	17,347	1,073,442
Kimberly-Clark Corp.	19,947	2,695,837
Procter & Gamble Co.	6,863	986,831
		5,730,372
Industrial Conglomerates — 0.8%
Siemens AG	10,238	1,052,431
Insurance — 5.0%
Aflac, Inc.	23,643	1,308,167
Allstate Corp.	27,125	3,437,551
Chubb Ltd.	4,390	862,986
MetLife, Inc.	15,389	966,276
		6,574,980
IT Services — 0.9%
Automatic Data Processing, Inc.	5,397	1,133,586
Machinery — 1.2%
Oshkosh Corp.	18,347	1,507,023
Media — 0.8%
Comcast Corp., Class A	26,408	1,036,250
Multiline Retail — 1.7%
Dollar Tree, Inc.(1)	14,168	2,208,083
Oil, Gas and Consumable Fuels — 5.8%
Chevron Corp.	6,324	915,589
5

	Shares	Value
ConocoPhillips	13,301	$1,194,563
Exxon Mobil Corp.	38,056	3,259,116
TotalEnergies SE, ADR	41,157	2,166,504
		7,535,772
Paper and Forest Products — 0.5%
Mondi PLC	35,394	628,249
Personal Products — 2.0%
Unilever PLC, ADR	58,227	2,668,543
Pharmaceuticals — 7.8%
Johnson & Johnson	33,056	5,867,771
Merck & Co., Inc.	20,825	1,898,615
Pfizer, Inc.	25,678	1,346,297
Roche Holding AG	3,209	1,072,768
		10,185,451
Road and Rail — 0.8%
Norfolk Southern Corp.	4,390	997,803
Semiconductors and Semiconductor Equipment — 1.4%
Applied Materials, Inc.	7,244	659,059
Texas Instruments, Inc.	7,291	1,120,262
		1,779,321
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	8,085	1,399,433
TOTAL COMMON STOCKS (Cost $121,476,775)		125,738,916
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Value ETF (Cost $916,736)	5,702	826,619
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreements — 2.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $517,725), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $505,605)		505,585
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $3,095,838), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $3,035,121)		3,035,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,540,585)		3,540,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $125,934,096)		130,106,120
OTHER ASSETS AND LIABILITIES†		26,837
TOTAL NET ASSETS — 100.0%		$130,132,957

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	858,982	CHF	821,977	Morgan Stanley	9/30/22	$(7,479)
USD	50,100	CHF	47,597	Morgan Stanley	9/30/22	(73)
USD	6,709,468	EUR	6,345,371	JPMorgan Chase Bank N.A.	9/30/22	18,328
USD	191,813	EUR	180,034	JPMorgan Chase Bank N.A.	9/30/22	1,969
USD	2,746,508	GBP	2,235,587	Bank of America N.A.	9/30/22	20,543
USD	88,315	GBP	71,829	Bank of America N.A.	9/30/22	731
						$34,019
6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $125,934,096)	$130,106,120
Receivable for investments sold	327,114
Receivable for capital shares sold	100,753
Unrealized appreciation on forward foreign currency exchange contracts	41,571
Dividends and interest receivable	277,900
130,853,458

Liabilities
Disbursements in excess of demand deposit cash	5,131
Payable for investments purchased	560,691
Payable for capital shares redeemed	54,699
Unrealized depreciation on forward foreign currency exchange contracts	7,552
Accrued management fees	68,747
Distribution fees payable	23,681
720,501

Net Assets	$130,132,957

Net Assets Consist of:
Capital (par value and paid-in surplus)	$122,473,152
Distributable earnings	7,659,805
$130,132,957

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$16,651,929	981,668	$16.96
Class II, $0.01 Par Value	$113,481,028	6,570,627	$17.27

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $41,068)	$1,507,349
Interest	6,059
1,513,408

Expenses:
Management fees	435,041
Distribution fees - Class II	126,967
Directors' fees and expenses	1,464
Other expenses	25
563,497
Fees waived(1)	(59,376)
504,121

Net investment income (loss)	1,009,287

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,682,214
Forward foreign currency exchange contract transactions	745,721
Foreign currency translation transactions	(1,256)
4,426,679

Change in net unrealized appreciation (depreciation) on:
Investments	(15,625,616)
Forward foreign currency exchange contracts	135,135
Translation of assets and liabilities in foreign currencies	(1,318)
(15,491,799)

Net realized and unrealized gain (loss)	(11,065,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,055,833)
(1)Amount consists of $8,589 and $50,787 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$1,009,287	$1,349,915
Net realized gain (loss)	4,426,679	7,268,987
Change in net unrealized appreciation (depreciation)	(15,491,799)	7,366,891
Net increase (decrease) in net assets resulting from operations	(10,055,833)	15,985,793

Distributions to Shareholders
From earnings:
Class I	(1,111,646)	(213,724)
Class II	(6,484,009)	(938,589)
Decrease in net assets from distributions	(7,595,655)	(1,152,313)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	46,816,954	16,074,871

Net increase (decrease) in net assets	29,165,466	30,908,351

Net Assets
Beginning of period	100,967,491	70,059,140
End of period	$130,132,957	$100,967,491

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2022 through July 31, 2022, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2022, the investment advisor agreed to increase the amount of the waiver from 0.10% to 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2022 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.70% to 0.83%	0.82%	0.72%
Class II	0.60% to 0.73%	0.72%	0.62%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $82,168 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(28,637) in net realized gain (loss) on investment transactions.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $61,803,640 and $21,285,938, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	187,525	$3,552,957	387,024	$7,229,882
Issued in reinvestment of distributions	58,750	1,111,646	11,471	213,724
Redeemed	(111,998)	(2,130,441)	(254,434)	(4,616,622)
	134,277	2,534,162	144,061	2,826,984
Class II/Shares Authorized	50,000,000		50,000,000
Sold	2,275,310	43,484,431	1,102,712	20,544,353
Issued in reinvestment of distributions	336,666	6,484,009	49,538	938,589
Redeemed	(300,573)	(5,685,648)	(443,102)	(8,235,055)
	2,311,403	44,282,792	709,148	13,247,887
Net increase (decrease)	2,445,680	$46,816,954	853,209	$16,074,871

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	—	$568,987	—
Chemicals	—	672,225	—
Food and Staples Retailing	$1,512,090	1,296,505	—
Hotels, Restaurants and Leisure	—	1,109,679	—
Household Products	4,656,930	1,073,442	—
Industrial Conglomerates	—	1,052,431	—
Paper and Forest Products	—	628,249	—
Pharmaceuticals	9,112,683	1,072,768	—
Other Industries	102,982,927	—	—
Exchange-Traded Funds	826,619	—	—
Short-Term Investments	—	3,540,585	—
	$119,091,249	$11,014,871	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$41,571	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,552	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $10,910,412.
The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $41,571 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $7,552 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $745,721 in net realized gain (loss) on forward foreign currency exchange contract transactions and $135,135 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
15

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$127,194,968
Gross tax appreciation of investments	$9,705,133
Gross tax depreciation of investments	(6,793,981)
Net tax appreciation (depreciation) of investments	$2,911,152

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$19.49	0.17	(1.48)	(1.31)	(0.22)	(1.00)	(1.22)	$16.96	(7.32)%	0.72%(4)	0.82%(4)	1.83%(4)	1.73%(4)	18%	$16,652
2021	$16.24	0.31	3.20	3.51	(0.26)	—	(0.26)	$19.49	21.71%	0.71%	0.84%	1.68%	1.55%	40%	$16,520
2020	$16.29	0.30	0.02	0.32	(0.25)	(0.12)	(0.37)	$16.24	2.62%	0.74%	0.90%	2.07%	1.91%	77%	$11,424
2019	$13.38	0.28	3.31	3.59	(0.31)	(0.37)	(0.68)	$16.29	27.48%	0.76%	0.90%	1.82%	1.68%	59%	$11,514
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%	0.90%	1.86%	1.74%	51%	$6,644
2017	$15.25	0.31	1.31	1.62	(0.27)	(0.83)	(1.10)	$15.77	11.07%	0.80%	0.91%	2.02%	1.91%	64%	$8,083
Class II
2022(3)	$19.83	0.16	(1.51)	(1.35)	(0.21)	(1.00)	(1.21)	$17.27	(7.42)%	0.87%(4)	0.97%(4)	1.68%(4)	1.58%(4)	18%	$113,481
2021	$16.52	0.29	3.25	3.54	(0.23)	—	(0.23)	$19.83	21.53%	0.86%	0.99%	1.53%	1.40%	40%	$84,448
2020	$16.56	0.28	0.03	0.31	(0.23)	(0.12)	(0.35)	$16.52	2.49%	0.89%	1.05%	1.92%	1.76%	77%	$58,635
2019	$13.59	0.25	3.38	3.63	(0.29)	(0.37)	(0.66)	$16.56	27.31%	0.91%	1.05%	1.67%	1.53%	59%	$48,879
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%	1.05%	1.71%	1.59%	51%	$24,144
2017	$15.45	0.29	1.33	1.62	(0.24)	(0.83)	(1.07)	$16.00	10.96%	0.95%	1.06%	1.87%	1.76%	64%	$13,971

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-, five- and ten-year periods reviewed by the Board. The Board found the investment
20

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to
21

the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 0.82% to 0.71%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
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American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 2208

Semiannual Report

June 30, 2022

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.4)%

Top Five Industries	% of net assets
Capital Markets	8.2%
Equity Real Estate Investment Trusts (REITs)	8.2%
Health Care Providers and Services	6.9%
Insurance	6.6%
Health Care Equipment and Supplies	5.8%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$920.70	$3.57	0.75%
Class II	$1,000	$919.70	$4.28	0.90%
Hypothetical
Class I	$1,000	$1,021.08	$3.76	0.75%
Class II	$1,000	$1,020.33	$4.51	0.90%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 1.1%
Huntington Ingalls Industries, Inc.	31,647	$6,893,350
Airlines — 1.8%
Southwest Airlines Co.(1)	312,928	11,302,959
Auto Components — 2.1%
Aptiv PLC(1)	24,858	2,214,102
BorgWarner, Inc.	265,994	8,876,220
Bridgestone Corp.(2)	53,300	1,943,284
		13,033,606
Banks — 5.4%
Commerce Bancshares, Inc.	14,285	937,810
First Hawaiian, Inc.	402,683	9,144,931
Prosperity Bancshares, Inc.	143,775	9,815,519
Truist Financial Corp.	219,962	10,432,798
Westamerica Bancorporation	71,363	3,972,065
		34,303,123
Building Products — 0.9%
Cie de Saint-Gobain	125,784	5,435,030
Capital Markets — 8.2%
Ameriprise Financial, Inc.	30,090	7,151,791
Bank of New York Mellon Corp.	370,602	15,457,810
Northern Trust Corp.	167,825	16,191,756
State Street Corp.	38,486	2,372,662
T. Rowe Price Group, Inc.	94,958	10,788,178
		51,962,197
Chemicals — 1.5%
Akzo Nobel NV	73,385	4,799,223
Axalta Coating Systems Ltd.(1)	224,810	4,970,549
		9,769,772
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	23,447	3,068,509
Communications Equipment — 1.4%
F5, Inc.(1)	42,354	6,481,856
Juniper Networks, Inc.	74,628	2,126,898
		8,608,754
Construction and Engineering — 0.6%
Vinci SA	39,316	3,529,060
Containers and Packaging — 2.4%
Amcor PLC	158,615	1,971,584
Packaging Corp. of America	50,449	6,936,738
Sonoco Products Co.	115,343	6,579,165
		15,487,487
Electric Utilities — 4.0%
Edison International	211,172	13,354,517
Evergy, Inc.	31,314	2,043,239
Eversource Energy	30,862	2,606,913
Pinnacle West Capital Corp.	101,970	7,456,046
		25,460,715
4

	Shares	Value
Electrical Equipment — 4.5%
Atkore, Inc.(1)	36,158	$3,001,475
Emerson Electric Co.	165,246	13,143,667
Hubbell, Inc.	13,387	2,390,650
nVent Electric PLC	324,014	10,151,359
		28,687,151
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	58,047	6,568,018
Energy Equipment and Services — 0.9%
Baker Hughes Co.	191,977	5,542,376
Equity Real Estate Investment Trusts (REITs) — 8.2%
Equinix, Inc.	12,891	8,469,645
Essex Property Trust, Inc.	21,529	5,630,049
Healthcare Trust of America, Inc., Class A	246,818	6,888,690
Healthpeak Properties, Inc.	372,568	9,653,237
Realty Income Corp.	78,867	5,383,461
Regency Centers Corp.	133,789	7,935,026
VICI Properties, Inc.	193,414	5,761,803
Weyerhaeuser Co.	67,567	2,237,819
		51,959,730
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	449,097	11,689,549
Food Products — 4.5%
Conagra Brands, Inc.	399,397	13,675,353
General Mills, Inc.	29,488	2,224,870
J.M. Smucker Co.	48,754	6,241,000
Kellogg Co.	30,591	2,182,362
Orkla ASA	509,315	4,079,967
		28,403,552
Gas Utilities — 2.0%
Atmos Energy Corp.	21,664	2,428,535
Spire, Inc.	136,522	10,153,141
		12,581,676
Health Care Equipment and Supplies — 5.8%
Baxter International, Inc.	48,623	3,123,055
Becton Dickinson and Co.	13,293	3,277,123
DENTSPLY SIRONA, Inc.	115,359	4,121,777
Embecta Corp.(1)	149,283	3,779,846
Koninklijke Philips NV, NY Shares	124,270	2,675,533
Zimmer Biomet Holdings, Inc.	188,462	19,799,818
		36,777,152
Health Care Providers and Services — 6.9%
AmerisourceBergen Corp.	53,060	7,506,929
Cardinal Health, Inc.	85,451	4,466,524
Henry Schein, Inc.(1)	129,778	9,959,164
Quest Diagnostics, Inc.	93,707	12,461,157
Universal Health Services, Inc., Class B	95,295	9,597,159
		43,990,933
Hotels, Restaurants and Leisure — 1.4%
Cracker Barrel Old Country Store, Inc.(2)	28,000	2,337,720
Sodexo SA	90,646	6,411,780
		8,749,500
5

	Shares	Value
Household Products — 2.2%
Henkel AG & Co. KGaA, Preference Shares	56,278	$3,482,514
Kimberly-Clark Corp.	77,742	10,506,831
		13,989,345
Insurance — 6.6%
Aflac, Inc.	146,332	8,096,550
Allstate Corp.	107,059	13,567,587
Chubb Ltd.	16,206	3,185,775
Hanover Insurance Group, Inc.	34,768	5,084,820
Reinsurance Group of America, Inc.	100,146	11,746,124
		41,680,856
IT Services — 0.9%
Amdocs Ltd.	66,271	5,521,037
Leisure Products — 0.6%
Polaris, Inc.	39,951	3,966,335
Machinery — 3.9%
Cummins, Inc.	33,111	6,407,972
IMI PLC	208,441	2,989,604
Oshkosh Corp.	118,363	9,722,337
PACCAR, Inc.	35,011	2,882,805
Stanley Black & Decker, Inc.	25,030	2,624,646
		24,627,364
Media — 1.4%
Fox Corp., Class B	303,495	9,013,802
Multi-Utilities — 1.4%
NorthWestern Corp.	154,269	9,091,072
Multiline Retail — 1.8%
Dollar Tree, Inc.(1)	74,111	11,550,199
Oil, Gas and Consumable Fuels — 4.1%
Devon Energy Corp.	106,726	5,881,670
Diamondback Energy, Inc.	26,625	3,225,619
Enterprise Products Partners LP	308,169	7,510,078
Phillips 66	62,690	5,139,953
Pioneer Natural Resources Co.	18,401	4,104,895
		25,862,215
Paper and Forest Products — 0.7%
Mondi PLC	261,878	4,648,375
Road and Rail — 0.6%
Heartland Express, Inc.	275,503	3,832,247
Semiconductors and Semiconductor Equipment — 0.4%
Applied Materials, Inc.	25,252	2,297,427
Software — 1.0%
Open Text Corp.	165,604	6,266,455
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	67,190	11,629,917
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	183,668	6,020,637
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	294,829	2,706,530
Trading Companies and Distributors — 2.3%
Beacon Roofing Supply, Inc.(1)	78,846	4,049,530
6

	Shares	Value
MSC Industrial Direct Co., Inc., Class A	140,235	$10,533,051
		14,582,581
TOTAL COMMON STOCKS (Cost $592,204,922)		621,090,593
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,558	18,558
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,360,334	1,360,334
		1,378,892
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $2,100,840), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $2,051,656)		2,051,575
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $12,576,615), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $12,330,493)		12,330,000
		14,381,575
TOTAL SHORT-TERM INVESTMENTS (Cost $15,760,467)		15,760,467
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $607,965,389)		636,851,060
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,753,960)
TOTAL NET ASSETS — 100.0%		$634,097,100

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	778,497	EUR	733,937	JPMorgan Chase Bank N.A.	9/30/22	$4,567
USD	32,078,149	EUR	30,337,390	JPMorgan Chase Bank N.A.	9/30/22	87,630
GBP	183,128	USD	225,039	Bank of America N.A.	9/30/22	(1,741)
USD	6,668,233	GBP	5,427,770	Bank of America N.A.	9/30/22	49,877
USD	197,335	GBP	161,490	Bank of America N.A.	9/30/22	421
USD	216,591	GBP	178,252	Bank of America N.A.	9/30/22	(761)
JPY	7,928,375	USD	58,693	Bank of America N.A.	9/30/22	105
USD	1,742,526	JPY	233,773,800	Bank of America N.A.	9/30/22	8,807
USD	118,287	NOK	1,160,220	UBS AG	9/30/22	266
USD	3,235,906	NOK	32,209,081	UBS AG	9/30/22	(40,498)
						$108,673

7

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,235,429. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,502,592, which includes securities collateral of $2,142,258.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $606,605,055) — including $3,235,429 of securities on loan	$635,490,726
Investment made with cash collateral received for securities on loan, at value (cost of $1,360,334)	1,360,334
Total investment securities, at value (cost of $607,965,389)	636,851,060
Cash	335,899
Receivable for investments sold	885,782
Receivable for capital shares sold	89,176
Unrealized appreciation on forward foreign currency exchange contracts	151,673
Dividends and interest receivable	1,130,555
Securities lending receivable	2,426
639,446,571

Liabilities
Foreign currency overdraft payable, at value (cost of $1,296)	1,296
Payable for collateral received for securities on loan	1,360,334
Payable for investments purchased	2,702,763
Payable for capital shares redeemed	773,728
Unrealized depreciation on forward foreign currency exchange contracts	43,000
Accrued management fees	367,396
Distribution fees payable	100,954
5,349,471

Net Assets	$634,097,100

Net Assets Consist of:
Capital (par value and paid-in surplus)	$547,455,929
Distributable earnings	86,641,171
$634,097,100

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$163,663,295	8,221,908	$19.91
Class II, $0.01 Par Value	$470,433,805	23,609,008	$19.93

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $136,859)	$8,576,667
Securities lending, net	18,479
Interest	15,624
8,610,770

Expenses:
Management fees	2,712,949
Distribution fees - Class II	653,950
Directors' fees and expenses	8,780
Other expenses	51
3,375,730
Fees waived(1)	(349,945)
3,025,785

Net investment income (loss)	5,584,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	63,331,546
Forward foreign currency exchange contract transactions	3,568,724
Foreign currency translation transactions	(28,306)
66,871,964

Change in net unrealized appreciation (depreciation) on:
Investments	(129,290,667)
Forward foreign currency exchange contracts	628,481
Translation of assets and liabilities in foreign currencies	(1,524)
(128,663,710)

Net realized and unrealized gain (loss)	(61,791,746)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,206,761)
(1)Amount consists of $88,365 and $261,580 for Class I and Class II, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$5,584,985	$9,451,496
Net realized gain (loss)	66,871,964	104,441,140
Change in net unrealized appreciation (depreciation)	(128,663,710)	25,756,009
Net increase (decrease) in net assets resulting from operations	(56,206,761)	139,648,645

Distributions to Shareholders
From earnings:
Class I	(25,274,893)	(2,059,978)
Class II	(75,115,518)	(5,354,430)
Decrease in net assets from distributions	(100,390,411)	(7,414,408)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	66,864,992	(33,262,683)

Net increase (decrease) in net assets	(89,732,180)	98,971,554

Net Assets
Beginning of period	723,829,280	624,857,726
End of period	$634,097,100	$723,829,280

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of
June 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,360,334	—	—	—	$1,360,334
Gross amount of recognized liabilities for securities lending transactions					$1,360,334
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to
14

waive 0.10% of the fund's management fee from January 1, 2022 through July 31, 2022, at which time the waiver was terminated.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.85%	0.75%
Class II	0.75%	0.65%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $850,312 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $282,077,025 and $301,929,068, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		130,000,000
Sold	736,224	$17,142,034	1,258,616	$29,523,840
Issued in reinvestment of distributions	1,094,997	24,766,077	83,578	2,013,237
Redeemed	(891,332)	(21,013,196)	(1,797,303)	(42,297,390)
	939,889	20,894,915	(455,109)	(10,760,313)
Class II/Shares Authorized	225,000,000		225,000,000
Sold	1,835,374	42,557,485	2,765,425	65,709,983
Issued in reinvestment of distributions	3,315,139	75,115,518	222,015	5,354,430
Redeemed	(3,164,695)	(71,702,926)	(4,014,944)	(93,566,783)
	1,985,818	45,970,077	(1,027,504)	(22,502,370)
Net increase (decrease)	2,925,707	$66,864,992	(1,482,613)	$(33,262,683)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	$11,090,322	$1,943,284	—
Building Products	—	5,435,030	—
Chemicals	4,970,549	4,799,223	—
Construction and Engineering	—	3,529,060	—
Food and Staples Retailing	—	11,689,549	—
Food Products	24,323,585	4,079,967	—
Hotels, Restaurants and Leisure	2,337,720	6,411,780	—
Household Products	10,506,831	3,482,514	—
Machinery	21,637,760	2,989,604	—
Paper and Forest Products	—	4,648,375	—
Other Industries	497,215,440	—	—
Short-Term Investments	1,378,892	14,381,575	—
	$573,461,099	$63,389,961	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$151,673	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$43,000	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $54,617,415.

The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $151,673 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $43,000 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,568,724 in net realized gain (loss) on forward foreign currency exchange contract transactions and $628,481 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$617,725,370
Gross tax appreciation of investments	$62,351,556
Gross tax depreciation of investments	(43,225,866)
Net tax appreciation (depreciation) of investments	$19,125,690

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$25.03	0.20	(1.79)	(1.59)	(0.30)	(3.23)	(3.53)	$19.91	(7.93)%	0.75%(4)	0.85%(4)	1.71%(4)	1.61%(4)	41%	$163,663
2021	$20.55	0.34	4.41	4.75	(0.27)	—	(0.27)	$25.03	23.20%	0.80%	0.94%	1.47%	1.33%	53%	$182,236
2020	$20.68	0.30	(0.10)	0.20	(0.33)	—	(0.33)	$20.55	1.21%	0.85%	1.00%	1.69%	1.54%	72%	$158,968
2019	$18.31	0.35	4.62	4.97	(0.41)	(2.19)	(2.60)	$20.68	29.15%	0.85%	1.00%	1.66%	1.51%	41%	$173,105
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%	1.00%	1.31%	1.15%	72%	$424,234
2017	$21.12	0.37	2.03	2.40	(0.34)	(0.43)	(0.77)	$22.75	11.69%	0.86%	1.01%	1.68%	1.53%	45%	$457,104
Class II
2022(3)	$25.05	0.18	(1.79)	(1.61)	(0.28)	(3.23)	(3.51)	$19.93	(8.03)%	0.90%(4)	1.00%(4)	1.56%(4)	1.46%(4)	41%	$470,434
2021	$20.57	0.31	4.41	4.72	(0.24)	—	(0.24)	$25.05	23.02%	0.95%	1.09%	1.32%	1.18%	53%	$541,594
2020	$20.70	0.28	(0.10)	0.18	(0.31)	—	(0.31)	$20.57	1.11%	1.00%	1.15%	1.54%	1.39%	72%	$465,890
2019	$18.32	0.30	4.65	4.95	(0.38)	(2.19)	(2.57)	$20.70	28.99%	1.00%	1.15%	1.51%	1.36%	41%	$497,924
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%	1.15%	1.16%	1.00%	72%	$424,219
2017	$21.13	0.33	2.03	2.36	(0.30)	(0.43)	(0.73)	$22.76	11.47%	1.01%	1.16%	1.53%	1.38%	45%	$922,737

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

20

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment
21

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The
22

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

23

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 2208

Semiannual Report

June 30, 2022

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	97.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.4%
Other Assets and Liabilities	0.4%

Top Five Industries*	% of net assets
Technology Hardware, Storage and Peripherals	14.6%
IT Services	11.5%
Software	9.4%
Interactive Media and Services	9.1%
Semiconductors and Semiconductor Equipment	8.1%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$690.60	$3.31	0.79%
Class II	$1,000	$690.20	$3.94	0.94%
Hypothetical
Class I	$1,000	$1,020.88	$3.96	0.79%
Class II	$1,000	$1,020.13	$4.71	0.94%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Automobiles — 4.6%
Tesla, Inc.(1)	15,840	$10,666,973
Banks — 0.3%
JPMorgan Chase & Co.	6,620	745,478
Beverages — 1.7%
Constellation Brands, Inc., Class A	17,170	4,001,640
Biotechnology — 3.1%
Genmab A/S(1)	5,720	1,855,824
Regeneron Pharmaceuticals, Inc.(1)	9,180	5,426,574
		7,282,398
Capital Markets — 1.2%
MSCI, Inc.	6,560	2,703,704
Chemicals — 0.3%
Ecolab, Inc.	5,160	793,402
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	10,740	1,167,008
Distributors — 0.5%
Pool Corp.	3,340	1,173,108
Electrical Equipment — 0.8%
Acuity Brands, Inc.	11,590	1,785,324
Electronic Equipment, Instruments and Components — 0.5%
Cognex Corp.	10,470	445,185
Keyence Corp.	2,000	685,876
		1,131,061
Entertainment — 1.2%
Netflix, Inc.(1)	7,380	1,290,541
Walt Disney Co.(1)	14,870	1,403,728
		2,694,269
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	10,170	4,874,278
Health Care Equipment and Supplies — 5.6%
ABIOMED, Inc.(1)	4,290	1,061,818
DexCom, Inc.(1)	16,320	1,216,330
Edwards Lifesciences Corp.(1)	24,650	2,343,968
IDEXX Laboratories, Inc.(1)	5,460	1,914,986
Insulet Corp.(1)	4,310	939,321
Intuitive Surgical, Inc.(1)	27,500	5,519,525
		12,995,948
Health Care Providers and Services — 4.5%
UnitedHealth Group, Inc.	20,330	10,442,098
Hotels, Restaurants and Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	3,350	4,379,321
Wingstop, Inc.(2)	14,890	1,113,325
		5,492,646
Household Durables — 0.5%
Sonos, Inc.(1)	60,660	1,094,306
Interactive Media and Services — 9.1%
Alphabet, Inc., Class A(1)	4,320	9,414,403
4

	Shares	Value
Alphabet, Inc., Class C(1)	4,780	$10,456,011
Meta Platforms, Inc., Class A(1)	7,595	1,224,694
		21,095,108
Internet and Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	130,200	13,828,542
IT Services — 11.5%
Adyen NV(1)	1,870	2,698,657
Block, Inc.(1)	21,460	1,318,932
Mastercard, Inc., Class A	34,300	10,820,964
Okta, Inc.(1)	6,700	605,680
Shopify, Inc., Class A(1)	30,000	937,200
Visa, Inc., Class A	52,240	10,285,533
		26,666,966
Life Sciences Tools and Services — 0.6%
Maravai LifeSciences Holdings, Inc., Class A(1)	31,784	902,983
Waters Corp.(1)	1,460	483,231
		1,386,214
Machinery — 1.9%
Donaldson Co., Inc.	11,040	531,466
Nordson Corp.	6,717	1,359,789
Westinghouse Air Brake Technologies Corp.	19,020	1,561,162
Yaskawa Electric Corp.	28,700	926,957
		4,379,374
Oil, Gas and Consumable Fuels — 1.5%
EOG Resources, Inc.	31,150	3,440,206
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	7,950	2,024,626
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	14,590	2,297,487
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	62,830	4,804,610
Analog Devices, Inc.	18,860	2,755,257
Applied Materials, Inc.	42,250	3,843,905
ASML Holding NV	3,390	1,601,565
NVIDIA Corp.	37,740	5,721,007
		18,726,344
Software — 9.4%
DocuSign, Inc.(1)	21,940	1,258,917
Microsoft Corp.	62,310	16,003,076
Paycom Software, Inc.(1)	6,500	1,820,780
Salesforce, Inc.(1)	6,840	1,128,874
Zscaler, Inc.(1)	10,060	1,504,071
		21,715,718
Technology Hardware, Storage and Peripherals — 14.6%
Apple, Inc.	247,676	33,862,263
Textiles, Apparel and Luxury Goods — 3.3%
lululemon athletica, Inc.(1)	15,350	4,184,563
NIKE, Inc., Class B	34,440	3,519,768
		7,704,331
TOTAL COMMON STOCKS (Cost $83,773,988)		226,170,820
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,263,768)	5,290	1,156,923
5

	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,370	$7,370
State Street Navigator Securities Lending Government Money Market Portfolio(3)	35,879	35,879
		43,249
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $474,015), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $462,917)		462,899
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $2,832,628), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $2,777,111)		2,777,000
		3,239,899
TOTAL SHORT-TERM INVESTMENTS (Cost $3,283,148)		3,283,148
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $88,320,904)		230,610,891
OTHER ASSETS AND LIABILITIES — 0.4%		900,495
TOTAL NET ASSETS — 100.0%		$231,511,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,688,041	EUR	1,596,438	JPMorgan Chase Bank N.A.	9/30/22	$4,611
USD	129,244	EUR	121,307	JPMorgan Chase Bank N.A.	9/30/22	1,326
USD	572,094	JPY	76,750,975	Bank of America N.A.	9/30/22	2,892
						$8,829

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $35,879.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $88,285,025) — including $35,067 of securities on loan	$230,575,012
Investment made with cash collateral received for securities on loan, at value (cost of $35,879)	35,879
Total investment securities, at value (cost of $88,320,904)	230,610,891
Receivable for investments sold	260,586
Receivable for capital shares sold	1,838,343
Unrealized appreciation on forward foreign currency exchange contracts	8,829
Dividends and interest receivable	15,846
232,734,495

Liabilities
Payable for collateral received for securities on loan	35,879
Payable for investments purchased	1,000,971
Payable for capital shares redeemed	11,620
Accrued management fees	141,343
Distribution fees payable	33,296
1,223,109

Net Assets	$231,511,386

Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,100,338
Distributable earnings	157,411,048
$231,511,386

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$73,679,255	3,730,246	$19.75
Class II, $0.01 Par Value	$157,832,131	8,267,652	$19.09

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,186)	$731,512
Interest	3,103
Securities lending, net	318
734,933

Expenses:
Management fees	1,141,549
Distribution fees - Class II	233,923
Directors' fees and expenses	3,553
Other expenses	2,542
1,381,567
Fees waived(1)	(138,777)
1,242,790

Net investment income (loss)	(507,857)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,746,690
Forward foreign currency exchange contract transactions	313,234
Foreign currency translation transactions	(5,134)
16,054,790

Change in net unrealized appreciation (depreciation) on:
Investments	(118,967,911)
Forward foreign currency exchange contracts	19,369
Translation of assets and liabilities in foreign currencies	(182)
(118,948,724)

Net realized and unrealized gain (loss)	(102,893,934)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103,401,791)
(1)Amount consists of $45,208 and $93,569 for Class I and Class II, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$(507,857)	$(1,447,356)
Net realized gain (loss)	16,054,790	29,979,023
Change in net unrealized appreciation (depreciation)	(118,948,724)	36,103,456
Net increase (decrease) in net assets resulting from operations	(103,401,791)	64,635,123

Distributions to Shareholders
From earnings:
Class I	(8,905,603)	(6,448,663)
Class II	(19,453,951)	(14,540,645)
Decrease in net assets from distributions	(28,359,554)	(20,989,308)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,652,751	(3,801,857)

Net increase (decrease) in net assets	(106,108,594)	39,843,958

Net Assets
Beginning of period	337,619,980	297,776,022
End of period	$231,511,386	$337,619,980

See Notes to Financial Statements.
9

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

11

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$35,879	—	—	—	$35,879
Gross amount of recognized liabilities for securities lending transactions					$35,879
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2022 through July 31, 2022, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2022, the investment advisor agreed to increase the amount of the waiver from 0.10% to 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

12

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.89%	0.79%
Class II	0.79%	0.69%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $38,359 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $15,083 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $43,351,700 and $50,425,762, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	188,211	$4,514,654	1,175,353	$34,640,641
Issued in reinvestment of distributions	335,049	8,905,603	256,204	6,448,663
Redeemed	(528,832)	(13,827,534)	(1,198,635)	(34,488,705)
	(5,572)	(407,277)	232,922	6,600,599
Class II/Shares Authorized	120,000,000		120,000,000
Sold	960,168	23,465,740	710,933	19,783,587
Issued in reinvestment of distributions	756,963	19,453,951	594,709	14,540,645
Redeemed	(688,548)	(16,859,663)	(1,598,856)	(44,726,688)
	1,028,583	26,060,028	(293,214)	(10,402,456)
Net increase (decrease)	1,023,011	$25,652,751	(60,292)	$(3,801,857)

13

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$218,401,941	$7,768,879	—
Exchange-Traded Funds	1,156,923	—	—
Short-Term Investments	43,249	3,239,899	—
	$219,602,113	$11,008,778	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,829	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,707,844.

The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $8,829 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $313,234 in net realized gain (loss) on forward foreign currency exchange contract transactions and $19,369 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

14

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,017,482
Gross tax appreciation of investments	$149,586,035
Gross tax depreciation of investments	(7,992,626)
Net tax appreciation (depreciation) of investments	$141,593,409

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$31.38	(0.03)	(9.02)	(9.05)	—	(2.58)	(2.58)	$19.75	(30.94)%	0.79%(4)	0.89%(4)	(0.26)%(4)	(0.36)%(4)	15%	$73,679
2021	$27.48	(0.10)	5.98	5.88	—	(1.98)	(1.98)	$31.38	23.16%	0.79%	0.95%	(0.35)%	(0.51)%	19%	$117,231
2020	$20.93	(0.04)	8.75	8.71	—	(2.16)	(2.16)	$27.48	49.85%	0.80%	1.00%	(0.18)%	(0.38)%	22%	$96,249
2019	$17.40	—(5)	5.67	5.67	—	(2.14)	(2.14)	$20.93	34.58%	0.82%	1.00%	(0.01)%	(0.19)%	23%	$59,427
2018	$19.34	—(5)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%	1.00%	0.01%	(0.16)%	29%	$42,081
2017	$15.46	0.05	4.73	4.78	(0.07)	(0.83)	(0.90)	$19.34	32.22%	0.84%	1.00%	0.26%	0.10%	22%	$44,607
Class II
2022(3)	$30.44	(0.05)	(8.72)	(8.77)	—	(2.58)	(2.58)	$19.09	(30.98)%	0.94%(4)	1.04%(4)	(0.41)%(4)	(0.51)%(4)	15%	$157,832
2021	$26.76	(0.14)	5.80	5.66	—	(1.98)	(1.98)	$30.44	22.99%	0.94%	1.10%	(0.50)%	(0.66)%	19%	$220,389
2020	$20.48	(0.07)	8.51	8.44	—	(2.16)	(2.16)	$26.76	49.55%	0.95%	1.15%	(0.33)%	(0.53)%	22%	$201,527
2019	$17.08	(0.03)	5.57	5.54	—	(2.14)	(2.14)	$20.48	34.46%	0.97%	1.15%	(0.16)%	(0.34)%	23%	$156,688
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%	1.15%	(0.14)%	(0.31)%	29%	$143,249
2017	$15.22	0.02	4.65	4.67	(0.04)	(0.83)	(0.87)	$19.02	32.00%	0.99%	1.15%	0.11%	(0.05)%	22%	$160,964

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment
19

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management
20

fee of 0.13% (e.g., the Class I unified fee will be reduced from 0.89% to 0.76%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

21

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 2208

Semiannual Report

June 30, 2022

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.3%

Top Five Industries	% of net assets
Banks	11.3%
Pharmaceuticals	8.6%
Oil, Gas and Consumable Fuels	7.0%
Health Care Providers and Services	4.9%
Capital Markets	4.7%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$925.90	$3.63	0.76%
Class II	$1,000	$925.30	$4.34	0.91%
Hypothetical
Class I	$1,000	$1,021.03	$3.81	0.76%
Class II	$1,000	$1,020.28	$4.56	0.91%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.0%
BAE Systems PLC	388,668	$3,934,872
Raytheon Technologies Corp.	100,220	9,632,144
Thales SA	30,745	3,774,779
		17,341,795
Airlines — 0.7%
Southwest Airlines Co.(1)	172,337	6,224,813
Auto Components — 1.3%
BorgWarner, Inc.	249,479	8,325,114
Bridgestone Corp.(2)	86,500	3,153,736
		11,478,850
Automobiles — 0.8%
General Motors Co.(1)	228,414	7,254,429
Banks — 11.3%
Bank of America Corp.	535,720	16,676,964
Comerica, Inc.	53,092	3,895,891
JPMorgan Chase & Co.	218,669	24,624,316
Prosperity Bancshares, Inc.	76,750	5,239,722
Truist Financial Corp.	197,200	9,353,196
U.S. Bancorp	518,912	23,880,330
Wells Fargo & Co.	416,562	16,316,734
		99,987,153
Capital Markets — 4.7%
Bank of New York Mellon Corp.	358,940	14,971,387
BlackRock, Inc.	9,640	5,871,146
Invesco Ltd.	428,556	6,912,608
Northern Trust Corp.	68,327	6,592,189
State Street Corp.	120,640	7,437,456
		41,784,786
Chemicals — 0.5%
Akzo Nobel NV	63,500	4,152,765
Communications Equipment — 3.5%
Cisco Systems, Inc.	581,813	24,808,506
F5, Inc.(1)	39,096	5,983,252
		30,791,758
Containers and Packaging — 0.6%
Sonoco Products Co.	89,561	5,108,559
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class A(1)	50	20,447,500
Berkshire Hathaway, Inc., Class B(1)	50,934	13,906,001
		34,353,501
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	863,828	18,105,835
Verizon Communications, Inc.	414,291	21,025,268
		39,131,103
Electric Utilities — 1.5%
Edison International	106,170	6,714,191
4

	Shares	Value
Pinnacle West Capital Corp.	83,390	$6,097,477
		12,811,668
Electrical Equipment — 2.6%
Emerson Electric Co.	87,189	6,935,013
Hubbell, Inc.	31,505	5,626,163
nVent Electric PLC	201,138	6,301,653
Signify NV	127,610	4,209,889
		23,072,718
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	267,700	2,898,274
Energy Equipment and Services — 2.5%
Baker Hughes Co.	325,766	9,404,865
Halliburton Co.	109,440	3,432,038
Schlumberger NV	250,711	8,965,425
		21,802,328
Entertainment — 1.5%
Walt Disney Co.(1)	115,330	10,887,152
Warner Bros Discovery, Inc.(1)	191,624	2,571,594
		13,458,746
Equity Real Estate Investment Trusts (REITs) — 2.8%
Agree Realty Corp.	52,710	3,801,972
Equinix, Inc.	6,480	4,257,490
Healthpeak Properties, Inc.	262,360	6,797,747
Realty Income Corp.	68,400	4,668,984
Regency Centers Corp.	81,060	4,807,669
		24,333,862
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	444,240	11,563,126
Food Products — 3.8%
Conagra Brands, Inc.	344,730	11,803,555
Danone SA	130,670	7,317,806
JDE Peet's NV	130,907	3,727,225
Mondelez International, Inc., Class A	121,366	7,535,615
Orkla ASA	454,120	3,637,817
		34,022,018
Gas Utilities — 0.6%
Atmos Energy Corp.	44,594	4,998,987
Health Care Equipment and Supplies — 4.6%
Medtronic PLC	259,387	23,279,983
Zimmer Biomet Holdings, Inc.	168,083	17,658,800
		40,938,783
Health Care Providers and Services — 4.9%
AmerisourceBergen Corp.	15,286	2,162,663
Cardinal Health, Inc.	299,070	15,632,389
CVS Health Corp.	117,420	10,880,137
McKesson Corp.	13,750	4,485,388
Quest Diagnostics, Inc.	26,390	3,509,342
Universal Health Services, Inc., Class B	61,730	6,216,828
		42,886,747
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	88,550	6,263,521
5

	Shares	Value
Household Products — 1.3%
Henkel AG & Co. KGaA	48,590	$2,985,385
Kimberly-Clark Corp.	29,710	4,015,306
Procter & Gamble Co.	31,456	4,523,058
		11,523,749
Industrial Conglomerates — 3.2%
General Electric Co.	312,228	19,879,557
Siemens AG	84,100	8,645,185
		28,524,742
Insurance — 2.0%
Allstate Corp.	43,500	5,512,755
Chubb Ltd.	33,339	6,553,781
Reinsurance Group of America, Inc.	48,971	5,743,808
		17,810,344
Leisure Products — 0.5%
Mattel, Inc.(1)	188,243	4,203,466
Machinery — 1.0%
IMI PLC	344,526	4,941,429
Oshkosh Corp.	42,950	3,527,913
		8,469,342
Metals and Mining — 0.7%
BHP Group Ltd.	223,690	6,405,052
Multi-Utilities — 0.4%
Engie SA	297,600	3,445,899
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	58,500	9,117,225
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	85,937	12,441,959
ConocoPhillips	77,494	6,959,736
Devon Energy Corp.	95,897	5,284,884
EQT Corp.	100,201	3,446,915
Exxon Mobil Corp.	199,380	17,074,903
Shell PLC	312,230	8,131,337
TotalEnergies SE	170,659	8,982,972
		62,322,706
Paper and Forest Products — 0.8%
Mondi PLC	404,300	7,176,387
Personal Products — 1.3%
Unilever PLC	261,830	11,892,409
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	115,390	8,885,030
Johnson & Johnson	153,042	27,166,485
Merck & Co., Inc.	170,012	15,499,994
Pfizer, Inc.	280,389	14,700,795
Roche Holding AG	15,660	5,235,135
Teva Pharmaceutical Industries Ltd., ADR(1)	597,426	4,492,644
		75,980,083
Road and Rail — 1.1%
Heartland Express, Inc.	714,199	9,934,508
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	421,615	15,772,617
6

	Shares	Value
QUALCOMM, Inc.	58,040	$7,414,030
		23,186,647
Software — 1.8%
Open Text Corp.	190,650	7,214,196
Oracle Corp. (New York)	120,623	8,427,929
		15,642,125
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	49,611	8,587,168
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	101,977	3,342,806
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	58,390	5,234,663
Tapestry, Inc.	229,634	7,008,430
		12,243,093
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	117,592	8,832,335
TOTAL COMMON STOCKS (Cost $735,367,350)		865,300,376
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,648	20,648
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $2,337,477), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $2,282,754)		2,282,663
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $13,997,499), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $13,723,549)		13,723,000
		16,005,663
TOTAL SHORT-TERM INVESTMENTS (Cost $16,026,311)		16,026,311
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $751,393,661)		881,326,687
OTHER ASSETS AND LIABILITIES — 0.3%		2,971,492
TOTAL NET ASSETS — 100.0%		$884,298,179

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,744,820	AUD	6,870,079	Bank of America N.A.	9/30/22	$(676)
USD	234,651	AUD	340,568	Bank of America N.A.	9/30/22	(595)
USD	3,698,696	CHF	3,539,356	Morgan Stanley	9/30/22	(32,204)
USD	215,726	CHF	204,950	Morgan Stanley	9/30/22	(315)
USD	58,372,574	EUR	55,204,916	JPMorgan Chase Bank N.A.	9/30/22	159,459
GBP	528,519	USD	649,475	Bank of America N.A.	9/30/22	(5,026)
USD	18,693,697	GBP	15,216,189	Bank of America N.A.	9/30/22	139,825
USD	546,213	GBP	444,247	Bank of America N.A.	9/30/22	4,520
USD	4,675,712	JPY	627,284,175	Bank of America N.A.	9/30/22	23,633
NOK	910,774	USD	92,753	UBS AG	9/30/22	(106)
USD	2,726,302	NOK	27,136,656	UBS AG	9/30/22	(34,120)
USD	99,659	NOK	977,503	UBS AG	9/30/22	224
						$254,619

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,088,109. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $3,476,039, all of which is securities collateral.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $751,393,661) — including $3,088,109 of securities on loan	$881,326,687
Foreign currency holdings, at value (cost of $1,905)	1,905
Receivable for investments sold	3,793,216
Receivable for capital shares sold	697,137
Unrealized appreciation on forward foreign currency exchange contracts	327,661
Dividends and interest receivable	1,866,044
Securities lending receivable	9,227
888,021,877

Liabilities
Payable for investments purchased	2,678,731
Payable for capital shares redeemed	231,548
Unrealized depreciation on forward foreign currency exchange contracts	73,042
Accrued management fees	513,130
Distribution fees payable	109,127
Accrued other expenses	118,120
3,723,698

Net Assets	$884,298,179

Net Assets Consist of:
Capital (par value and paid-in surplus)	$721,108,769
Distributable earnings	163,189,410
$884,298,179

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$379,310,762	32,750,405	$11.58
Class II, $0.01 Par Value	$504,987,417	43,544,965	$11.60

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $404,598)	$14,912,118
Interest	111,265
Securities lending, net	37,588
15,060,971

Expenses:
Management fees	3,762,308
Distribution fees - Class II	691,616
Directors' fees and expenses	12,148
Other expenses	123,400
4,589,472
Fees waived(1)	(486,621)
4,102,851

Net investment income (loss)	10,958,120

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	51,920,322
Forward foreign currency exchange contract transactions	7,523,322
Foreign currency translation transactions	(82,323)
59,361,321

Change in net unrealized appreciation (depreciation) on:
Investments	(144,892,112)
Forward foreign currency exchange contracts	1,257,781
Translation of assets and liabilities in foreign currencies	(14,573)
(143,648,904)

Net realized and unrealized gain (loss)	(84,287,583)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(73,329,463)
(1)Amount consists of $209,975 and $276,646 for Class I and Class II, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$10,958,120	$16,047,069
Net realized gain (loss)	59,361,321	112,327,142
Change in net unrealized appreciation (depreciation)	(143,648,904)	68,713,662
Net increase (decrease) in net assets resulting from operations	(73,329,463)	197,087,873

Distributions to Shareholders
From earnings:
Class I	(37,450,097)	(7,286,263)
Class II	(49,043,583)	(8,356,267)
Decrease in net assets from distributions	(86,493,680)	(15,642,530)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	70,170,032	(26,279,332)

Net increase (decrease) in net assets	(89,653,111)	155,166,011

Net Assets
Beginning of period	973,951,290	818,785,279
End of period	$884,298,179	$973,951,290

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. From January 1, 2022 through July 31, 2022, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2022, the investment advisor agreed to increase the amount of the waiver from 0.10% to 0.12% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

14

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2022 are as follows:

		Effective Annual Management
	Annual Management Fee	Fee After Waiver
Class I	0.83%	0.73%
Class II	0.73%	0.63%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund's other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.03% for the period ended June 30, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $832,655 and $590,577, respectively. The effect of interfund transactions on the Statement of Operations was $(63,836) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 were $271,914,794 and $264,761,371, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		600,000,000
Sold	2,489,359	$32,934,888	3,024,457	$39,211,704
Issued in reinvestment of distributions	2,795,840	36,735,877	540,169	7,107,637
Redeemed	(3,984,492)	(52,390,386)	(5,794,184)	(74,979,295)
	1,300,707	17,280,379	(2,229,558)	(28,659,954)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	4,514,376	60,176,030	6,460,146	83,941,248
Issued in reinvestment of distributions	3,725,674	49,043,583	634,285	8,356,267
Redeemed	(4,423,314)	(56,329,960)	(6,912,649)	(89,916,893)
	3,816,736	52,889,653	181,782	2,380,622
Net increase (decrease)	5,117,443	$70,170,032	(2,047,776)	$(26,279,332)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$9,632,144	$7,709,651	—
Auto Components	8,325,114	3,153,736	—
Chemicals	—	4,152,765	—
Electrical Equipment	18,862,829	4,209,889	—
Electronic Equipment, Instruments and Components	—	2,898,274	—
Food and Staples Retailing	—	11,563,126	—
Food Products	19,339,170	14,682,848	—
Hotels, Restaurants and Leisure	—	6,263,521	—
Household Products	8,538,364	2,985,385	—
Industrial Conglomerates	19,879,557	8,645,185	—
Machinery	3,527,913	4,941,429	—
Metals and Mining	—	6,405,052	—
Multi-Utilities	—	3,445,899	—
Oil, Gas and Consumable Fuels	45,208,397	17,114,309	—
Paper and Forest Products	—	7,176,387	—
Personal Products	—	11,892,409	—
Pharmaceuticals	70,744,948	5,235,135	—
Other Industries	538,766,940	—	—
Short-Term Investments	20,648	16,005,663	—
	$742,846,024	$138,480,663	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$327,661	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$73,042	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $108,696,777.

The value of foreign currency risk derivative instruments as of June 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $327,661 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $73,042 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $7,523,322 in net realized gain (loss) on forward foreign currency exchange contract transactions and $1,257,781 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$777,373,727
Gross tax appreciation of investments	$144,160,587
Gross tax depreciation of investments	(40,207,627)
Net tax appreciation (depreciation) of investments	$103,952,960

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$13.67	0.15	(1.02)	(0.87)	(0.15)	(1.07)	(1.22)	$11.58	(7.41)%	0.76%(4)	0.86%(4)	2.34%(4)	2.24%(4)	28%	$379,311
2021	$11.17	0.23	2.50	2.73	(0.23)	—	(0.23)	$13.67	24.51%	0.73%	0.92%	1.79%	1.60%	49%	$430,055
2020	$11.72	0.23	(0.29)	(0.06)	(0.23)	(0.26)	(0.49)	$11.17	0.98%	0.75%	0.98%	2.34%	2.11%	57%	$376,355
2019	$10.01	0.23	2.36	2.59	(0.23)	(0.65)	(0.88)	$11.72	27.03%	0.77%	0.98%	2.11%	1.90%	45%	$432,639
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	—(5)	(0.19)	$10.01	(9.15)%	0.78%	0.97%	1.70%	1.51%	51%	$374,518
2017	$10.48	0.18	0.73	0.91	(0.18)	—	(0.18)	$11.21	8.75%	0.80%	0.97%	1.71%	1.54%	30%	$462,812
Class II
2022(3)	$13.69	0.14	(1.02)	(0.88)	(0.14)	(1.07)	(1.21)	$11.60	(7.47)%	0.91%(4)	1.01%(4)	2.19%(4)	2.09%(4)	28%	$504,987
2021	$11.19	0.21	2.50	2.71	(0.21)	—	(0.21)	$13.69	24.28%	0.88%	1.07%	1.64%	1.45%	49%	$543,896
2020	$11.74	0.21	(0.29)	(0.08)	(0.21)	(0.26)	(0.47)	$11.19	0.83%	0.90%	1.13%	2.19%	1.96%	57%	$442,431
2019	$10.02	0.21	2.37	2.58	(0.21)	(0.65)	(0.86)	$11.74	26.92%	0.92%	1.13%	1.96%	1.75%	45%	$455,327
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	—(5)	(0.17)	$10.02	(9.28)%	0.93%	1.12%	1.55%	1.36%	51%	$404,210
2017	$10.49	0.17	0.72	0.89	(0.16)	—	(0.16)	$11.22	8.58%	0.95%	1.12%	1.56%	1.39%	30%	$485,136

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the "Directors"), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. The Board found the investment
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management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management
22

fee of 0.12% (e.g., the Class I unified fee will be reduced from 0.83% to 0.71%) for at least one year, beginning August 1, 2022. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

26

Notes

27

Notes
28

Contact Us	americancentury.com
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American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 2208

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 24, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2022